Protective COLI VUL

Financial Statements

Year Ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Protective Life Insurance Company and Policy Owners of Protective COLI VUL:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise Protective COLI VUL (the Separate Account), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2025, the results of its operations for the year or period listed in the Appendix, and the changes in its net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 16, 2026

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

American Funds IS Capital World Growth and Income Fund, Class 2

American Funds IS Global Small Capitalization Fund, Class 2

American Funds IS Growth Fund, Class 2

American Funds IS Growth-Income Fund, Class 2

American Funds IS International Fund, Class 2

American Funds IS New World Fund, Class 2

American Funds IS Washington Mutual Investors Fund, Class 2

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I

BlackRock Global Allocation V.I. Fund, Class I

BlackRock High Yield V.I. Fund, Class I

BNY Mellon Stock Index Fund, Inc., Initial Shares

ClearBridge Variable Mid Cap Portfolio, Class I

ClearBridge Variable Small Cap Growth Portfolio, Class I

Dimensional VIT Inflation-Protected Securities Portfolio, Institutional

DWS High Income VIP, Class A

DWS Small Cap Index VIP, Class A

Eaton Vance VT Floating-Rate Income Fund, Initial Class

Empower Aggressive Profile Fund, Investor Class

Empower Bond Index Fund, Investor Class

Empower Conservative Profile Fund, Investor Class

Empower Core Bond Fund, Investor Class

Empower Emerging Markets Equity Fund, Investor Class

Empower International Index Fund, Investor Class

Empower International Value Fund, Investor Class

Empower Large Cap Growth Fund, Investor Class

Empower Lifetime 2015 Fund, Investor Class

Empower Lifetime 2020 Fund, Investor Class

Empower Lifetime 2025 Fund, Investor Class

Empower Lifetime 2030 Fund, Investor Class

Empower Lifetime 2035 Fund, Investor Class

Empower Lifetime 2040 Fund, Investor Class

Empower Lifetime 2045 Fund, Investor Class

Empower Lifetime 2050 Fund, Investor Class

Empower Lifetime 2055 Fund, Investor Class

Empower Lifetime 2060 Fund, Investor Class

Empower Mid Cap Value Fund, Investor Class

Empower Moderate Profile Fund, Investor Class

Empower Moderately Aggressive Profile Fund, Investor Class

Empower Moderately Conservative Profile Fund, Investor Class

Empower Multi-Sector Bond Fund, Investor Class

Empower Real Estate Index Fund, Investor Class

Empower S&P Mid Cap 400 Index Fund, Investor Class

Empower S&P Small Cap 600 Index Fund, Investor Class

Empower Short Duration Bond Fund, Investor Class

Empower Small Cap Growth Fund, Investor Class

Empower Small Cap Value Fund, Investor Class

Empower U.S. Government Securities Fund, Investor Class

Federated Hermes High Income Bond Fund II, Primary Shares

Fidelity VIP Emerging Markets Portfolio, Service Class 2

Fidelity VIP Extended Market Index Portfolio, Service Class 2

Fidelity VIP Index 500 Portfolio, Initial Class

Fidelity VIP International Index Portfolio, Service Class 2

Fidelity VIP Investment Grade Bond Portfolio, Service Class 2

Invesco V.I. EQV International Equity Fund, Series I

Invesco V.I. Global Real Estate Fund, Series I

Invesco V.I. Main Street Small Cap Fund, Series I

Janus Henderson VIT Balanced Portfolio, Institutional Shares

Janus Henderson VIT Enterprise Portfolio, Institutional Shares

Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares

Janus Henderson VIT Forty Portfolio, Institutional Shares

Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares

Lord Abbett Series Fund Total Return Portfolio, Class VC

LVIP American Century Capital Appreciation Fund, Standard Class II

LVIP American Century Mid Cap Value Fund, Standard Class II

LVIP American Century Ultra Fund, Standard Class II

LVIP American Century Value Fund, Standard Class II

LVIP JPMorgan Small Cap Core Fund, Standard Class

LVIP JPMorgan U.S. Equity Fund, Standard Class

MFS VIT Growth Series, Initial Class

MFS VIT II International Growth Portfolio, Initial Class

MFS VIT III Blended Research Small Cap Equity Portfolio, Initial Class

MFS VIT III Global Real Estate Portfolio, Initial Class

MFS VIT III Mid Cap Value Portfolio, Initial Class

MFS VIT Mid Cap Growth Series, Initial Class

MFS VIT New Discovery Series, Initial Class

MFS VIT Research Series, Initial Class

MFS VIT Total Return Bond Series, Initial Class

MFS VIT Value Series, Initial Class

PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class

PIMCO VIT High Yield Portfolio, Administrative Class

PIMCO VIT Income Portfolio, Institutional Class

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged), Administrative Class

PIMCO VIT Low Duration Portfolio, Administrative Class

PIMCO VIT Real Return Portfolio, Administrative Class

PIMCO VIT Total Return Portfolio, Administrative Class

Putnam VT Global Asset Allocation Fund, Class IA

Putnam VT High Yield Fund, Class IA

Putnam VT International Value Fund, Class IA

Putnam VT Large Cap Growth Fund, Class IA

Putnam VT Large Cap Value Fund, Class IA

Putnam VT Research Fund, Class IA

Putnam VT Small Cap Value Fund, Class IA

T. Rowe Price Blue Chip Growth Portfolio, Class II

Vanguard VIF Global Bond Index Portfolio

Vanguard VIF Real Estate Index Portfolio

Vanguard VIF Total Bond Market Index Portfolio

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from January 10, 2024 (date trading commenced) to December 31, 2024.

Empower T. Rowe Price Mid Cap Growth Fund, Investor Class

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from January 18, 2024 (date trading commenced) to December 31, 2024.

Empower Inflation-Protected Securities Fund, Investor Class

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from February 15, 2024 (date trading commenced) to December 31, 2024.

Putnam VT Sustainable Future Fund, Class IA

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from May 17, 2024 (date trading commenced) to December 31, 2024.

Fidelity VIP Government Money Market Portfolio, Service Class 2

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from June 12, 2024 (date trading commenced) to December 31, 2024.

Goldman Sachs VIT Government Money Market Fund, Service Class

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from July 12, 2024 (date trading commenced) to December 31, 2024.

Fidelity VIP Freedom 2030 Portfolio, Service Class 2

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from September 23, 2024 (date trading commenced) to December 31, 2024.

Fidelity VIP Freedom 2065 Portfolio, Service Class 2

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from September 27, 2024 (date trading commenced) to December 31, 2024.

Fidelity VIP Freedom 2055 Portfolio, Service Class 2

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from October 18, 2024 (date trading commenced) to December 31, 2024.

Fidelity VIP Freedom 2040 Portfolio, Service Class 2

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from December 13, 2024 (date trading commenced) to December 31, 2024.

Invesco V.I. Diversified Dividend Fund, Series I

Statement of assets and liabilities as of December 31, 2025 and the related statement of operations and changes in net assets for the period from January 8, 2025 (date trading commenced) to December 31, 2025.

DWS Core Equity VIP, Class A

Fidelity VIP Freedom 2025 Portfolio, Service Class 2

Fidelity VIP Freedom 2035 Portfolio, Service Class 2

Fidelity VIP Freedom 2045 Portfolio, Service Class 2

Fidelity VIP Freedom 2050 Portfolio, Service Class 2

Fidelity VIP Freedom 2060 Portfolio, Service Class 2

Statement of assets and liabilities as of December 31, 2025 and the related statement of operations and changes in net assets for the period from March 4, 2025 (date trading commenced) to December 31, 2025.

Putnam VT Income Fund, Class IB

Statement of assets and liabilities as of December 31, 2025 and the related statement of operations and changes in net assets for the period from March 31, 2025 (date trading commenced) to December 31, 2025.

Neuberger Berman AMT Quality Equity Portfolio, Class I

Statement of assets and liabilities as of December 31, 2025 and the related statement of operations and changes in net assets for the period from August 22, 2025 (date trading commenced) to December 31, 2025.

Empower Lifetime 2065 Fund, Investor Class

Statement of assets and liabilities as of December 31, 2025 and the related statement of operations and changes in net assets for the period from December 23, 2025 (date trading commenced) to December 31, 2025.

American Funds IS Capital World Bond Fund, Class 2

The statement of changes in net assets for the period from January 1, 2024 to October 25, 2024 (date of merger).

Empower Ariel Mid Cap Value Fund, Investor Class

The statement of changes in net assets for the period from January 1, 2024 to June 14, 2024 (date of liquidation).

Empower Government Money Market Fund, Investor Class

Statement of operations for the period from January 1, 2025 to August 28, 2025 (date of liquidation) and the statements of changes in net assets for the period from January 1, 2025 to August 28, 2025 (date of liquidation) and the year ended December 31, 2024.

Victory RS Small Cap Growth Equity VIP Series, Class I

The statement of changes in net assets for the year ended December 31, 2024.

Putnam VT Focused International Equity Fund, Class IA

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Capital World Bond Fund, Class 2	American Funds IS Capital World Growth and Income Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 2	American Funds IS Growth-Income Fund, Class 2	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2

ASSETS:
Investments at fair value (1)	$12,011	$113,928	$740,208	$6,071,056	$278,613	$768,730	$2,842,338
Receivable from the Policies	-	87	-	157	3,487	724	-
Receivable from the fund manager	45	-	-	-	-	-	10,597
Receivable from dividends	-	-	-	-	-	-	-
Total assets	12,056	114,015	740,208	6,071,213	282,100	769,454	2,852,935

LIABILITIES:
Payable to the Policies	45	-	-	-	-	-	10,597
Payable to the fund manager	-	87	-	157	3,487	724	-
Payable to the Company	-	-	-	3	-	-	1
Total liabilities	45	87	-	160	3,487	724	10,598

NET ASSETS	$12,011	$113,928	$740,208	$6,071,053	$278,613	$768,730	$2,842,337

Fair value per share (NAV)	$10.11	$18.38	$19.04	$138.80	$66.28	$22.22	$32.03
Shares outstanding in the Separate Account	1,188	6,198	38,876	43,740	4,204	34,596	88,740

(1) Investments in mutual fund shares, at cost	$11,988	$108,075	$653,334	$5,415,151	$270,184	$648,886	$2,426,314

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund, Class 2	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I. Fund, Class I	BNY Mellon Stock Index Fund, Inc., Initial Shares	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I

ASSETS:
Investments at fair value (1)	$581,227	$3,473,959	$475,918	$2,997,022	$1,591,103	$461,298	$285,595
Receivable from the Policies	19	1,206	-	-	1,028	658	555
Receivable from the fund manager	-	-	245	191	-	-	-
Receivable from dividends	-	-	-	15,882	-	-	-
Total assets	581,246	3,475,165	476,163	3,013,095	1,592,131	461,956	286,150

LIABILITIES:
Payable to the Policies	-	-	245	191	-	-	-
Payable to the fund manager	19	1,206	-	-	1,028	658	555
Payable to the Company	-	2	-	2	1	-	-
Total liabilities	19	1,208	245	193	1,029	658	555

NET ASSETS	$581,227	$3,473,957	$475,918	$3,012,902	$1,591,102	$461,298	$285,595

Fair value per share (NAV)	$17.79	$14.86	$17.64	$7.04	$87.15	$23.80	$28.20
Shares outstanding in the Separate Account	32,672	233,779	26,979	425,713	18,257	19,382	10,127

(1) Investments in mutual fund shares, at cost	$551,220	$3,310,861	$463,783	$2,956,225	$1,420,130	$469,590	$288,002

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Dimensional VIT Inflation-Protected Securities Portfolio, Institutional	DWS Core Equity VIP, Class A	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	Eaton Vance VT Floating-Rate Income Fund, Initial Class	Empower Aggressive Profile Fund, Investor Class	Empower Bond Index Fund, Investor Class

ASSETS:
Investments at fair value (1)	$1,397,180	$36,095	$124,379	$5,957,782	$39,427	$559,593	$499,541
Receivable from the Policies	88	91	-	-	-	174	-
Receivable from the fund manager	-	-	-	684	-	-	1,605
Receivable from dividends	-	-	-	-	-	-	-
Total assets	1,397,268	36,186	124,379	5,958,466	39,427	559,767	501,146

LIABILITIES:
Payable to the Policies	-	-	-	684	-	-	1,605
Payable to the fund manager	88	91	-	-	-	174	-
Payable to the Company	1	-	-	3	-	-	-
Total liabilities	89	91	-	687	-	174	1,605

NET ASSETS	$1,397,179	$36,095	$124,379	$5,957,779	$39,427	$559,593	$499,541

Fair value per share (NAV)	$9.27	$14.05	$5.74	$15.02	$8.37	$6.04	$13.02
Shares outstanding in the Separate Account	150,721	2,569	21,669	396,657	4,711	92,648	38,367

(1) Investments in mutual fund shares, at cost	$1,407,777	$33,076	$120,327	$5,651,126	$40,105	$528,008	$509,307

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025
	SUBACCOUNTS
	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	Empower Inflation-Protected Securities Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class

ASSETS:
Investments at fair value (1)	$374,345	$337,918	$22,626	$296,139	$8,335,881	$2,152,225	$2,534,898
Receivable from the Policies	-	-	-	-	-	27	-
Receivable from the fund manager	370	3	12	-	396	-	676
Receivable from dividends	-	-	-	-	-	-	-
Total assets	374,715	337,921	22,638	296,139	8,336,277	2,152,252	2,535,574

LIABILITIES:
Payable to the Policies	370	3	12	-	396	-	676
Payable to the fund manager	-	-	-	-	-	27	-
Payable to the Company	-	-	-	-	4	1	1
Total liabilities	370	3	12	-	400	28	677

NET ASSETS	$374,345	$337,918	$22,626	$296,139	$8,335,877	$2,152,224	$2,534,897

Fair value per share (NAV)	$7.76	$9.90	$11.91	$9.18	$15.76	$15.87	$10.42
Shares outstanding in the Separate Account	48,240	34,133	1,900	32,259	528,926	135,616	243,272

(1) Investments in mutual fund shares, at cost	$370,306	$341,038	$22,350	$300,286	$6,950,269	$1,683,382	$2,546,644

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class

ASSETS:
Investments at fair value (1)	$144,749	$671,289	$2,364,299	$5,363,303	$2,831,599	$1,989,208	$2,270,298
Receivable from the Policies	1,225	-	-	-	6,291	453	4,496
Receivable from the fund manager	-	42	3,492	1,974	-	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	145,974	671,331	2,367,791	5,365,277	2,837,890	1,989,661	2,274,794

LIABILITIES:
Payable to the Policies	-	42	3,492	1,974	-	-	-
Payable to the fund manager	1,225	-	-	-	6,291	453	4,496
Payable to the Company	-	-	1	3	1	1	1
Total liabilities	1,225	42	3,493	1,977	6,292	454	4,497

NET ASSETS	$144,749	$671,289	$2,364,298	$5,363,300	$2,831,598	$1,989,207	$2,270,297

Fair value per share (NAV)	$13.76	$10.84	$14.69	$11.35	$15.11	$11.71	$15.76
Shares outstanding in the Separate Account	10,520	61,927	160,946	472,538	187,399	169,873	144,054

(1) Investments in mutual fund shares, at cost	$144,483	$660,371	$2,287,314	$5,080,571	$2,746,071	$1,882,070	$2,106,246

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	Empower Lifetime 2065 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class

ASSETS:
Investments at fair value (1)	$1,298,224	$1,749,331	$262,570	$9,433	$315,378	$996,914	$271,637
Receivable from the Policies	174	1,705	404	-	157	-	-
Receivable from the fund manager	-	-	-	-	-	1	116
Receivable from dividends	-	-	-	-	-	-	-
Total assets	1,298,398	1,751,036	262,974	9,433	315,535	996,915	271,753

LIABILITIES:
Payable to the Policies	-	-	-	-	-	1	116
Payable to the fund manager	174	1,705	404	-	157	-	-
Payable to the Company	1	1	-	-	-	1	-
Total liabilities	175	1,706	404	-	157	2	116

NET ASSETS	$1,298,223	$1,749,330	$262,570	$9,433	$315,378	$996,913	$271,637

Fair value per share (NAV)	$12.52	$20.88	$11.81	$11.70	$14.07	$6.56	$7.46
Shares outstanding in the Separate Account	103,692	83,780	22,233	806	22,415	151,969	36,412

(1) Investments in mutual fund shares, at cost	$1,229,111	$1,544,119	$252,229	$9,195	$323,185	$1,037,716	$265,699

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025
	SUBACCOUNTS
	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class

ASSETS:
Investments at fair value (1)	$634,297	$362,755	$287,650	$5,740,363	$1,082,891	$1,716,195	$460,792
Receivable from the Policies	-	731	586	2,957	369	-	156
Receivable from the fund manager	21	-	-	-	-	542	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	634,318	363,486	288,236	5,743,320	1,083,260	1,716,737	460,948

LIABILITIES:
Payable to the Policies	21	-	-	-	-	542	-
Payable to the fund manager	-	731	586	2,957	369	-	156
Payable to the Company	-	-	-	3	1	1	-
Total liabilities	21	731	586	2,960	370	543	156

NET ASSETS	$634,297	$362,755	$287,650	$5,740,360	$1,082,890	$1,716,194	$460,792

Fair value per share (NAV)	$8.38	$13.54	$12.22	$21.07	$12.91	$10.49	$10.91
Shares outstanding in the Separate Account	75,692	26,791	23,539	272,442	83,880	163,603	42,236

(1) Investments in mutual fund shares, at cost	$614,096	$355,488	$286,617	$5,752,519	$1,098,480	$1,705,679	$458,463

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025
	SUBACCOUNTS
	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II, Primary Shares	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP Freedom 2025 Portfolio, Service Class 2

ASSETS:
Investments at fair value (1)	$598,362	$251,754	$1,842,289	$1,568,430	$548,285	$828,650	$14,381
Receivable from the Policies	360	505	-	-	133	-	-
Receivable from the fund manager	-	-	-	33	-	37	3
Receivable from dividends	-	-	-	-	-	-	-
Total assets	598,722	252,259	1,842,289	1,568,463	548,418	828,687	14,384

LIABILITIES:
Payable to the Policies	-	-	-	33	-	37	3
Payable to the fund manager	360	505	-	-	133	-	-
Payable to the Company	-	-	1	1	-	-	-
Total liabilities	360	505	1	34	133	37	3

NET ASSETS	$598,362	$251,754	$1,842,288	$1,568,429	$548,285	$828,650	$14,381

Fair value per share (NAV)	$39.82	$38.14	$11.12	$5.78	$15.85	$15.86	$17.06
Shares outstanding in the Separate Account	15,027	6,601	165,673	271,355	34,592	52,248	843

(1) Investments in mutual fund shares, at cost	$575,563	$248,065	$1,822,855	$1,531,566	$421,951	$796,795	$13,349

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Freedom 2030 Portfolio, Service Class 2	Fidelity VIP Freedom 2035 Portfolio, Service Class 2	Fidelity VIP Freedom 2040 Portfolio, Service Class 2	Fidelity VIP Freedom 2045 Portfolio, Service Class 2	Fidelity VIP Freedom 2050 Portfolio, Service Class 2	Fidelity VIP Freedom 2055 Portfolio, Service Class 2	Fidelity VIP Freedom 2060 Portfolio, Service Class 2

ASSETS:
Investments at fair value (1)	$685,817	$305,912	$99,644	$54,549	$45,544	$70,900	$8,591
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	41	28	8	10	11	7	6
Receivable from dividends	-	-	-	-	-	-	-
Total assets	685,858	305,940	99,652	54,559	45,555	70,907	8,597

LIABILITIES:
Payable to the Policies	41	28	8	10	11	7	6
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	41	28	8	10	11	7	6

NET ASSETS	$685,817	$305,912	$99,644	$54,549	$45,544	$70,900	$8,591

Fair value per share (NAV)	$17.53	$29.81	$29.49	$30.35	$27.41	$15.50	$15.14
Shares outstanding in the Separate Account	39,122	10,262	3,379	1,797	1,662	4,574	567

(1) Investments in mutual fund shares, at cost	$657,155	$277,622	$94,997	$47,294	$41,187	$67,742	$7,897

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025
	SUBACCOUNTS
	Fidelity VIP Freedom 2065 Portfolio, Service Class 2	Fidelity VIP Government Money Market Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Goldman Sachs VIT Government Money Market Fund , Service Class	Invesco V.I. Diversified Dividend Fund, Series I

ASSETS:
Investments at fair value (1)	$55,564	$16,547,659	$42,506,205	$4,218,524	$82,798	$495,271	$-
Receivable from the Policies	-	-	112,047	-	-	-	-
Receivable from the fund manager	1	27,655	-	495	-	2,388	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	55,565	16,575,314	42,618,252	4,219,019	82,798	497,659	-

LIABILITIES:
Payable to the Policies	1	27,655	-	495	-	2,388	-
Payable to the fund manager	-	-	112,047	-	-	-	-
Payable to the Company	-	9	22	2	-	-	-
Total liabilities	1	27,664	112,069	497	-	2,388	-

NET ASSETS	$55,564	$16,547,650	$42,506,183	$4,218,522	$82,798	$495,271	$-

Fair value per share (NAV)	$15.13	$1.00	$660.13	$13.96	$10.97	$1.00	$27.22
Shares outstanding in the Separate Account	3,672	16,547,659	64,391	302,187	7,548	495,271	-

(1) Investments in mutual fund shares, at cost	$52,265	$16,547,659	$37,134,836	$3,877,593	$83,449	$495,271	$-

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Global Real Estate Fund, Series I	Invesco V.I .. Main Street Small Cap Fund, Series I	Janus Henderson VIT Balanced Portfolio, Institutional Shares	Janus Henderson VIT Enterprise Portfolio, Institutional Shares	Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	Janus Henderson VIT Forty Portfolio, Institutional Shares

ASSETS:
Investments at fair value (1)	$55,837	$16,622	$848,664	$2,740,411	$3,086,633	$6,136,058	$1,183,725
Receivable from the Policies	-	-	15	-	6,981	-	20
Receivable from the fund manager	-	-	-	4,477	-	145,027	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	55,837	16,622	848,679	2,744,888	3,093,614	6,281,085	1,183,745

LIABILITIES:
Payable to the Policies	-	-	-	4,477	-	145,027	-
Payable to the fund manager	-	-	15	-	6,981	-	20
Payable to the Company	-	-	-	1	2	3	1
Total liabilities	-	-	15	4,478	6,983	145,030	21

NET ASSETS	$55,837	$16,622	$848,664	$2,740,410	$3,086,631	$6,136,055	$1,183,724

Fair value per share (NAV)	$36.11	$14.16	$28.54	$55.86	$83.58	$9.93	$59.42
Shares outstanding in the Separate Account	1,546	1,174	29,736	49,059	36,930	617,931	19,921

(1) Investments in mutual fund shares, at cost	$55,546	$15,682	$803,227	$2,342,120	$3,063,687	$6,105,860	$1,047,397

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Lord Abbett Series Fund Total Return Portfolio, Class VC	LVIP American Century Capital Appreciation Fund, Standard Class II	LVIP American Century Mid Cap Value Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II	LVIP American Century Value Fund, Standard Class II	LVIP JPMorgan Small Cap Core Fund, Standard Class

ASSETS:
Investments at fair value (1)	$1,964,756	$104,914	$80,018	$448,168	$322,191	$490,733	$538,792
Receivable from the Policies	-	-	-	-	-	1,656	8,580
Receivable from the fund manager	1,423	790	-	1,002	314	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	1,966,179	105,704	80,018	449,170	322,505	492,389	547,372

LIABILITIES:
Payable to the Policies	1,423	790	-	1,002	314	-	-
Payable to the fund manager	-	-	-	-	-	1,656	8,580
Payable to the Company	1	-	-	-	-	-	-
Total liabilities	1,424	790	-	1,002	314	1,656	8,580

NET ASSETS	$1,964,755	$104,914	$80,018	$448,168	$322,191	$490,733	$538,792

Fair value per share (NAV)	$23.94	$14.20	$15.16	$19.35	$31.50	$12.92	$21.95
Shares outstanding in the Separate Account	82,070	7,388	5,278	23,162	10,230	37,985	24,551

(1) Investments in mutual fund shares, at cost	$1,568,028	$109,872	$78,307	$460,601	$315,847	$480,332	$511,456

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP JPMorgan U.S. Equity Fund, Standard Class	MFS VIT Growth Series, Initial Class	MFS VIT II International Growth Portfolio, Initial Class	MFS VIT III Blended Research Small Cap Equity Portfolio, Initial Class	MFS VIT III Global Real Estate Portfolio, Initial Class	MFS VIT III Mid Cap Value Portfolio, Initial Class	MFS VIT Mid Cap Growth Series, Initial Class

ASSETS:
Investments at fair value (1)	$-	$247,366	$1,436,708	$30,528	$1,807,117	$2,963,437	$1,177,046
Receivable from the Policies	-	-	5,270	-	-	532	277
Receivable from the fund manager	-	38	-	-	343	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	-	247,404	1,441,978	30,528	1,807,460	2,963,969	1,177,323

LIABILITIES:
Payable to the Policies	-	38	-	-	343	-	-
Payable to the fund manager	-	-	5,270	-	-	532	277
Payable to the Company	-	-	1	-	1	2	1
Total liabilities	-	38	5,271	-	344	534	278

NET ASSETS	$-	$247,366	$1,436,707	$30,528	$1,807,116	$2,963,435	$1,177,045

Fair value per share (NAV)	$49.37	$67.85	$17.94	$9.77	$12.69	$10.11	$7.98
Shares outstanding in the Separate Account	-	3,646	80,084	3,125	142,405	293,119	147,499

(1) Investments in mutual fund shares, at cost	$-	$248,865	$1,357,147	$29,896	$1,787,675	$3,066,453	$1,265,654

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT New Discovery Series, Initial Class	MFS VIT Research Series, Initial Class	MFS VIT Total Return Bond Series, Initial Class	MFS VIT Value Series, Initial Class	Neuberger Berman AMT Quality Equity Portfolio, Class I	PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class

ASSETS:
Investments at fair value (1)	$45,749	$51,509	$6,862,268	$1,918,143	$14,441	$689,901	$499,415
Receivable from the Policies	-	-	156	-	28	214	-
Receivable from the fund manager	-	-	-	-	-	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	45,749	51,509	6,862,424	1,918,143	14,469	690,115	499,415

LIABILITIES:
Payable to the Policies	-	-	-	-	-	-	-
Payable to the fund manager	-	-	156	-	28	214	-
Payable to the Company	-	-	4	1	-	-	-
Total liabilities	-	-	160	1	28	214	-

NET ASSETS	$45,749	$51,509	$6,862,264	$1,918,142	$14,441	$689,901	$499,415

Fair value per share (NAV)	$15.60	$30.49	$11.78	$22.26	$42.76	$6.29	$9.96
Shares outstanding in the Separate Account	2,933	1,689	582,535	86,170	338	109,682	50,142

(1) Investments in mutual fund shares, at cost	$40,821	$52,761	$6,773,939	$1,863,803	$14,157	$636,986	$479,331

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                                                     (Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT High Yield Portfolio, Administrative Class	PIMCO VIT Income Portfolio, Institutional Class	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged), Administrative Class	PIMCO VIT Low Duration Portfolio, Administrative Class	PIMCO VIT Real Return Portfolio, Administrative Class	PIMCO VIT Total Return Portfolio, Administrative Class	Putnam VT Global Asset Allocation Fund, Class IA

ASSETS:
Investments at fair value (1)	$204,730	$658,826	$85,911	$800,447	$3,709,288	$462,387	$543,324
Receivable from the Policies	-	-	-	-	-	-	162
Receivable from the fund manager	-	89	17	-	283	40	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	204,730	658,915	85,928	800,447	3,709,571	462,427	543,486

LIABILITIES:
Payable to the Policies	-	89	17	-	283	40	-
Payable to the fund manager	-	-	-	-	-	-	162
Payable to the Company	-	-	-	-	2	-	-
Total liabilities	-	89	17	-	285	40	162

NET ASSETS	$204,730	$658,826	$85,911	$800,447	$3,709,286	$462,387	$543,324

Fair value per share (NAV)	$7.41	$10.35	$10.04	$9.78	$12.01	$9.45	$19.47
Shares outstanding in the Separate Account	27,629	63,655	8,557	81,845	308,850	48,930	27,906

(1) Investments in mutual fund shares, at cost	$200,357	$640,529	$84,834	$793,444	$3,609,455	$448,073	$494,256

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                                                       (Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Putnam VT High Yield Fund, Class IA	Putnam VT Income Fund, Class IB	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Growth Fund, Class IA	Putnam VT Large Cap Value Fund, Class IA	Putnam VT Research Fund, Class IA	Putnam VT Small Cap Value Fund, Class IA

ASSETS:
Investments at fair value (1)	$227,153	$607,420	$817,016	$2,438,309	$7,697,164	$1,949,264	$440,460
Receivable from the Policies	-	-	2,397	17,310	18,005	-	-
Receivable from the fund manager	-	-	-	-	-	-	104
Receivable from dividends	-	-	-	-	-	-	-
Total assets	227,153	607,420	819,413	2,455,619	7,715,169	1,949,264	440,564

LIABILITIES:
Payable to the Policies	-	-	-	-	-	-	104
Payable to the fund manager	-	-	2,397	17,310	18,005	-	-
Payable to the Company	-	-	-	1	4	1	-
Total liabilities	-	-	2,397	17,311	18,009	1	104

NET ASSETS	$227,153	$607,420	$817,016	$2,438,308	$7,697,160	$1,949,263	$440,460

Fair value per share (NAV)	$5.81	$8.19	$16.12	$18.50	$36.33	$47.73	$11.10
Shares outstanding in the Separate Account	39,097	74,166	50,683	131,800	211,868	40,839	39,681

(1) Investments in mutual fund shares, at cost	$215,912	$610,365	$681,351	$2,194,115	$6,994,933	$1,224,353	$449,907

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                                                         (Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Putnam VT Sustainable Future Fund, Class IA	T. Rowe Price Blue Chip Growth Portfolio, Class II	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio

ASSETS:
Investments at fair value (1)	$39,614	$3,908,565	$352,023	$86,728	$6,363,991
Receivable from the Policies	-	4,264	-	5	-
Receivable from the fund manager	-	-	-	-	150
Receivable from dividends	-	-	-	-	-
Total assets	39,614	3,912,829	352,023	86,733	6,364,141

LIABILITIES:
Payable to the Policies	-	-	-	-	150
Payable to the fund manager	-	4,264	-	5	-
Payable to the Company	-	2	-	-	3
Total liabilities	-	4,266	-	5	153

NET ASSETS	$39,614	$3,908,563	$352,023	$86,728	$6,363,988

Fair value per share (NAV)	$14.97	$60.72	$18.83	$11.57	$10.80
Shares outstanding in the Separate Account	2,646	64,370	18,695	7,496	589,258

(1) Investments in mutual fund shares, at cost	$40,559	$3,816,775	$346,965	$86,876	$6,200,202

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                                                  (Concluded)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Capital World Bond Fund, Class 2	American Funds IS Capital World Growth and Income Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 2	American Funds IS Growth-Income Fund, Class 2	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2

INVESTMENT INCOME:
Dividend income	$-	$1,300	$2,458	$8,408	$2,244	$9,114	$28,689

TOTAL INVESTMENT INCOME	-	1,300	2,458	8,408	2,244	9,114	28,689

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	-	2,380	18,569	308,382	2,178	57,611	50,040
Capital gain distributions	-	791	15,437	429,656	32,319	-	103,849

Net realized gain (loss) on investments	-	3,171	34,006	738,038	34,497	57,611	153,889

Change in net unrealized appreciation (depreciation) on investments
	23	5,362	57,986	328,950	(1,839)	92,852	458,921
Net realized and unrealized gain (loss) on investments
	23	8,533	91,992	1,066,988	32,658	150,463	612,810

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23	$9,833	$94,450	$1,075,396	$34,902	$159,577	$641,499

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund, Class 2	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I. Fund, Class I	BNY Mellon Stock Index Fund, Inc., Initial Shares	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I

INVESTMENT INCOME:
Dividend income	$5,403	$78,788	$15,373	$178,178	$13,163	$1,229	$-

TOTAL INVESTMENT INCOME	5,403	78,788	15,373	178,178	13,163	1,229	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	18,258	222,677	35,398	13,208	185,075	28,417	15,142
Capital gain distributions	12,359	125,559	34,989	6,128	65,421	27,520	19,464

Net realized gain (loss) on investments	30,617	348,236	70,387	19,336	250,496	55,937	34,606

Change in net unrealized appreciation (depreciation) on investments	18,192	42,540	(11,204)	38,556	(88,648)	(41,029)	(6,880)

Net realized and unrealized gain (loss) on investments	48,809	390,776	59,183	57,892	161,848	14,908	27,726

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54,212	$469,564	$74,556	$236,070	$175,011	$16,137	$27,726

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                               (Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Dimensional VIT Inflation-Protected Securities Portfolio, Institutional	DWS Core Equity VIP, Class A	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	Eaton Vance VT Floating-Rate Income Fund, Initial Class	Empower Aggressive Profile Fund, Investor Class	Empower Bond Index Fund, Investor Class

INVESTMENT INCOME:
Dividend income	$53,941	$220	$3,384	$76,732	$31,880	$9,994	$13,330

TOTAL INVESTMENT INCOME	53,941	220	3,384	76,732	31,880	9,994	13,330

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	11,319	(878)	122	(25,733)	(11,006)	18,834	(12,556)
Capital gain distributions	-	2,845	-	327,689	-	32,260	-

Net realized gain (loss) on investments	11,319	1,967	122	301,956	(11,006)	51,094	(12,556)

Change in net unrealized appreciation (depreciation) on investments	16,442	3,019	1,783	298,820	(1,610)	16,247	25,866

Net realized and unrealized gain (loss) on investments	27,761	4,986	1,905	600,776	(12,616)	67,341	13,310

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$81,702	$5,206	$5,289	$677,508	$19,264	$77,335	$26,640

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                                 (Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	Empower Inflation-Protected Securities Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class

INVESTMENT INCOME:
Dividend income	$9,658	$8,881	$193	$10,300	$172,299	$31,410	$-

TOTAL INVESTMENT INCOME	9,658	8,881	193	10,300	172,299	31,410	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	4,573	(329)	3,943	2,384	367,012	276,676	168,292
Capital gain distributions	2,837	-	-	-	86,223	90,561	296,613

Net realized gain (loss) on investments	7,410	(329)	3,943	2,384	453,235	367,237	464,905

Change in net unrealized appreciation (depreciation) on investments	3,426	(105)	1,302	(3,580)	1,610,483	301,965	(154,464)

Net realized and unrealized gain (loss) on investments	10,836	(434)	5,245	(1,196)	2,063,718	669,202	310,441

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,494	$8,447	$5,438	$9,104	$2,236,017	$700,612	$310,441

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                                   (Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class

INVESTMENT INCOME:
Dividend income	$3,576	$17,514	$53,980	$132,444	$53,774	$40,078	$37,147

TOTAL INVESTMENT INCOME	3,576	17,514	53,980	132,444	53,774	40,078	37,147

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,538	7,543	18,087	97,283	4,438	31,105	73,825
Capital gain distributions	917	9,482	32,565	94,367	48,705	48,826	61,693

Net realized gain (loss) on investments	2,455	17,025	50,652	191,650	53,143	79,931	135,518

Change in net unrealized appreciation (depreciation) on investments	543	23,499	80,121	223,155	160,113	105,636	132,602

Net realized and unrealized gain (loss) on investments	2,998	40,524	130,773	414,805	213,256	185,567	268,120

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,574	$58,038	$184,753	$547,249	$267,030	$225,645	$305,267

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                                     (Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	Empower Lifetime 2065 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class

INVESTMENT INCOME:
Dividend income	$25,375	$17,157	$4,940	$186	$13,592	$22,018	$5,512

TOTAL INVESTMENT INCOME	25,375	17,157	4,940	186	13,592	22,018	5,512

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	26,511	20,782	33,141	-	(4,536)	3,482	24,631
Capital gain distributions	34,786	34,061	15,883	16	4,939	50,843	13,233

Net realized gain (loss) on investments	61,297	54,843	49,024	16	403	54,325	37,864

Change in net unrealized appreciation (depreciation) on investments	78,385	197,800	(602)	238	7,923	(41,488)	(202)

Net realized and unrealized gain (loss) on investments	139,682	252,643	48,422	254	8,326	12,837	37,662

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$165,057	$269,800	$53,362	$440	$21,918	$34,855	$43,174

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class

INVESTMENT INCOME:
Dividend income	$14,420	$11,466	$4,499	$80,573	$23,378	$48,322	$1,719

TOTAL INVESTMENT INCOME	14,420	11,466	4,499	80,573	23,378	48,322	1,719

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,439	22,500	12,284	110,092	70,504	(1,707)	11,252
Capital gain distributions	17,065	-	1,336	271,518	53,537	-	19,706

Net realized gain (loss) on investments	18,504	22,500	13,620	381,610	124,041	(1,707)	30,958

Change in net unrealized appreciation (depreciation) on investments	22,682	1,509	(9,158)	(95,471)	(89,702)	33,880	(1,427)

Net realized and unrealized gain (loss) on investments	41,186	24,009	4,462	286,139	34,339	32,173	29,531

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$55,606	$35,475	$8,961	$366,712	$57,717	$80,495	$31,250

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II, Primary Shares	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP Freedom 2025 Portfolio, Service Class 2

INVESTMENT INCOME:
Dividend income	$-	$-	$47,377	$79,788	$6,441	$6,339	$236

TOTAL INVESTMENT INCOME	-	-	47,377	79,788	6,441	6,339	236

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	26,999	(1,648)	4,012	9,443	51,942	22,018	18
Capital gain distributions	2,960	3,792	-	-	3,525	-	44

Net realized gain (loss) on investments	29,959	2,144	4,012	9,443	55,467	22,018	62

Change in net unrealized appreciation (depreciation) on investments	(7,984)	4,207	35,547	5,411	102,686	13,198	1,032

Net realized and unrealized gain (loss) on investments	21,975	6,351	39,559	14,854	158,153	35,216	1,094

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,975	$6,351	$86,936	$94,642	$164,594	$41,555	$1,330

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Freedom 2030 Portfolio, Service Class 2	Fidelity VIP Freedom 2035 Portfolio, Service Class 2	Fidelity VIP Freedom 2040 Portfolio, Service Class 2	Fidelity VIP Freedom 2045 Portfolio, Service Class 2	Fidelity VIP Freedom 2050 Portfolio, Service Class 2	Fidelity VIP Freedom 2055 Portfolio, Service Class 2	Fidelity VIP Freedom 2060 Portfolio, Service Class 2

INVESTMENT INCOME:
Dividend income	$10,886	$5,272	$1,375	$612	$391	$750	$99

TOTAL INVESTMENT INCOME	10,886	5,272	1,375	612	391	750	99

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(186)	596	274	43	24	(44)	24
Capital gain distributions	19,241	1,082	3,071	477	603	2,234	439

Net realized gain (loss) on investments	19,055	1,678	3,345	520	627	2,190	463

Change in net unrealized appreciation (depreciation) on investments	37,272	28,290	6,339	7,255	4,357	4,582	694

Net realized and unrealized gain (loss) on investments	56,327	29,968	9,684	7,775	4,984	6,772	1,157

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$67,213	$35,240	$11,059	$8,387	$5,375	$7,522	$1,256

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Freedom 2065 Portfolio, Service Class 2	Fidelity VIP Government Money Market Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Goldman Sachs VIT Government Money Market Fund, Service Class	Invesco V.I. Diversified Dividend Fund, Series I

INVESTMENT INCOME:
Dividend income	$611	$541,841	$447,793	$85,550	$2,580	$20,713	$-

TOTAL INVESTMENT INCOME	611	541,841	447,793	85,550	2,580	20,713	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1,692)	-	4,190,274	73,443	77	-	1,466
Capital gain distributions	3,422	-	208,271	-	-	-	-

Net realized gain (loss) on investments	1,730	-	4,398,545	73,443	77	-	1,466

Change in net unrealized appreciation (depreciation) on investments	4,031	-	1,825,878	373,578	795	-	-

Net realized and unrealized gain (loss) on investments	5,761	-	6,224,423	447,021	872	-	1,466

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,372	$541,841	$6,672,216	$532,571	$3,452	$20,713	$1,466

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Global Real Estate Fund, Series I	Invesco V.I. Main Street Small Cap Fund, Series I	Janus Henderson VIT Balanced Portfolio, Institutional Shares	Janus Henderson VIT Enterprise Portfolio, Institutional Shares	Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	Janus Henderson VIT Forty Portfolio, Institutional Shares

INVESTMENT INCOME:
Dividend income	$650	$332	$3,637	$51,300	$6,030	$270,225	$795

TOTAL INVESTMENT INCOME	650	332	3,637	51,300	6,030	270,225	795

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	114	(7,887)	49,208	6,703	21,178	26,455	72,739
Capital gain distributions	2,885	-	81,630	79,812	229,222	-	131,134

Net realized gain (loss) on investments	2,999	(7,887)	130,838	86,515	250,400	26,455	203,873

Change in net unrealized appreciation (depreciation) on investments	3,155	9,000	(71,948)	217,297	(29,185)	56,185	(13,827)

Net realized and unrealized gain (loss) on investments	6,154	1,113	58,890	303,812	221,215	82,640	190,046

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,804	$1,445	$62,527	$355,112	$227,245	$352,865	$190,841

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Lord Abbett Series Fund Total Return Portfolio, Class VC	LVIP American Century Capital Appreciation Fund, Standard Class II	LVIP American Century Mid Cap Value Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II	LVIP American Century Value Fund, Standard Class II	LVIP JPMorgan Small Cap Core Fund, Standard Class

INVESTMENT INCOME:
Dividend income	$-	$4,921	$-	$8,389	$-	$7,464	$3,149

TOTAL INVESTMENT INCOME	-	4,921	-	8,389	-	7,464	3,149

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	327,534	262	826	4,517	21,696	7,203	21,449
Capital gain distributions	152,984	-	12,915	38,160	25,612	33,790	45,500

Net realized gain (loss) on investments	480,518	262	13,741	42,677	47,308	40,993	66,949

Change in net unrealized appreciation (depreciation) on investments	(80,259)	(4,194)	(8,791)	(12,315)	(23,587)	17,343	(648)

Net realized and unrealized gain (loss) on investments	400,259	(3,932)	4,950	30,362	23,721	58,336	66,301

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$400,259	$989	$4,950	$38,751	$23,721	$65,800	$69,450

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP JPMorgan U.S. Equity Fund, Standard Class	MFS VIT Growth Series, Initial Class	MFS VIT II International Growth Portfolio, Initial Class	MFS VIT III Blended Research Small Cap Equity Portfolio, Initial Class	MFS VIT III Global Real Estate Portfolio, Initial Class	MFS VIT III Mid Cap Value Portfolio, Initial Class	MFS VIT Mid Cap Growth Series, Initial Class

INVESTMENT INCOME:
Dividend income	$-	$-	$9,878	$538	$29,384	$31,425	$-

TOTAL INVESTMENT INCOME	-	-	9,878	538	29,384	31,425	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,953	70,235	127,490	2,104	(5,547)	(828)	235,027
Capital gain distributions	-	40,543	58,765	5,319	-	273,510	205,523

Net realized gain (loss) on investments	2,953	110,778	186,255	7,423	(5,547)	272,682	440,550

Change in net unrealized appreciation (depreciation) on investments	(3,630)	(66,308)	5,178	(5,363)	29,590	(131,069)	(398,132)

Net realized and unrealized gain (loss) on investments	(677)	44,470	191,433	2,060	24,043	141,613	42,418

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(677)	$44,470	$201,311	$2,598	$53,427	$173,038	$42,418

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT New Discovery Series, Initial Class	MFS VIT Research Series, Initial Class	MFS VIT Total Return Bond Series, Initial Class	MFS VIT Value Series, Initial Class	Neuberger Berman AMT Quality Equity Portfolio, Class I	PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class

INVESTMENT INCOME:
Dividend income	$-	$291	$221,472	$30,680	$-	$18,706	$22,528

TOTAL INVESTMENT INCOME	-	291	221,472	30,680	-	18,706	22,528

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(2,692)	643	5,445	32,107	400	7,849	(1,073)
Capital gain distributions	-	7,127	-	142,724	283	-	-

Net realized gain (loss) on investments	(2,692)	7,770	5,445	174,831	683	7,849	(1,073)

Change in net unrealized appreciation (depreciation) on investments	3,892	(3,904)	87,643	20,908	284	53,771	42,168

Net realized and unrealized gain (loss) on investments	1,200	3,866	93,088	195,739	967	61,620	41,095

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,200	$4,157	$314,560	$226,419	$967	$80,326	$63,623

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT High Yield Portfolio, Administrative Class	PIMCO VIT Income Portfolio, Institutional Class	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged), Administrative Class	PIMCO VIT Low Duration Portfolio, Administrative Class	PIMCO VIT Real Return Portfolio, Administrative Class	PIMCO VIT Total Return Portfolio, Administrative Class	Putnam VT Global Asset Allocation Fund, Class IA

INVESTMENT INCOME:
Dividend income	$9,327	$27,806	$1,709	$27,105	$104,382	$19,832	$11,037

TOTAL INVESTMENT INCOME	9,327	27,806	1,709	27,105	104,382	19,832	11,037

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	186	3,629	33	1,306	15,276	4,211	6,566
Capital gain distributions	-	-	-	-	-	-	53,137

Net realized gain (loss) on investments	186	3,629	33	1,306	15,276	4,211	59,703

Change in net unrealized appreciation (depreciation) on investments	3,520	19,121	1,046	5,004	103,013	17,534	(4,563)

Net realized and unrealized gain (loss) on investments	3,706	22,750	1,079	6,310	118,289	21,745	55,140

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,033	$50,556	$2,788	$33,415	$222,671	$41,577	$66,177

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Putnam VT High Yield Fund, Class IA	Putnam VT Income Fund, Class IB	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Growth Fund, Class IA	Putnam VT Large Cap Value Fund, Class IA	Putnam VT Research Fund, Class IA	Putnam VT Small Cap Value Fund, Class IA
INVESTMENT INCOME:
Dividend income	$12,342	$28,772	$6,807	$-	$102,791	$16,790	$3,381

TOTAL INVESTMENT INCOME	12,342	28,772	6,807	-	102,791	16,790	3,381

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,657	(330)	30,991	126,690	121,534	182,379	(915)
Capital gain distributions	-	-	4,173	205,818	429,685	132,808	32,862

Net realized gain (loss) on investments	2,657	(330)	35,164	332,508	551,219	315,187	31,947

Change in net unrealized appreciation (depreciation) on investments	2,182	(2,945)	127,549	(10,174)	654,115	(14,807)	(12,893)

Net realized and unrealized gain (loss) on investments	4,839	(3,275)	162,713	322,334	1,205,334	300,380	19,054

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,181	$25,497	$169,520	$322,334	$1,308,125	$317,170	$22,435

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Putnam VT Sustainable Future Fund, Class IA	T. Rowe Price Blue Chip Growth Portfolio, Class II	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Victory RS Small Cap Growth Equity VIP Series, Class I
INVESTMENT INCOME:
Dividend income	$119	$-	$10,032	$2,046	$210,599	$161

TOTAL INVESTMENT INCOME	119	-	10,032	2,046	210,599	161

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(2,131)	659,369	849	6,743	53,646	4,202
Capital gain distributions	4,848	345,309	612	1,310	-	-

Net realized gain (loss) on investments	2,717	1,004,678	1,461	8,053	53,646	4,202

Change in net unrealized appreciation (depreciation) on investments	(1,033)	(444,442)	2,915	(4,960)	103,678	(387)

Net realized and unrealized gain (loss) on investments	1,684	560,236	4,376	3,093	157,324	3,815

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,803	$560,236	$14,408	$5,139	$367,923	$3,976

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Capital World Bond Fund, Class 2	American Funds IS Capital World Growth and Income Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 2	American Funds IS Growth-Income Fund, Class 2	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$1,300	$2,458	$8,408	$2,244	$9,114	$28,689
Net realized gain (loss) on investments	-	3,171	34,006	738,038	34,497	57,611	153,889
Change in net unrealized appreciation (depreciation) on investments	23	5,362	57,986	328,950	(1,839)	92,852	458,921

Net increase (decrease) in net assets resulting from operations	23	9,833	94,450	1,075,396	34,902	159,577	641,499

POLICY TRANSACTIONS:
Policy owners' net payments	248	30,821	107,542	553,923	58,270	22,884	266,321
Policy maintenance charges	-	(1,328)	(10,725)	(64,430)	(1,503)	(9,005)	(20,199)
Policy owners' benefits	-	-	(44,351)	(559,562)	(122)	(26,477)	(258,386)
Net transfers (to) from the Company and/or Subaccounts	11,740	57,298	(83,538)	(191,973)	15,801	170,118	64,666
Net Policy loan repayments (withdrawals)	-	-	(96,130)	(253,567)	(84)	(198,030)	(22,117)

Increase (decrease) in net assets resulting from Policy transactions	11,988	86,791	(127,202)	(515,609)	72,362	(40,510)	30,285

Total increase (decrease) in net assets	12,011	96,624	(32,752)	559,787	107,264	119,067	671,784

NET ASSETS:
Beginning of period	-	17,304	772,960	5,511,266	171,349	649,663	2,170,553

End of period	$12,011	$113,928	$740,208	$6,071,053	$278,613	$768,730	$2,842,337

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund, Class 2	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I. Fund, Class I	BNY Mellon Stock Index Fund, Inc., Initial Shares	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$5,403	$78,788	$15,373	$178,178	$13,163	$1,229	$-
Net realized gain (loss) on investments	30,617	348,236	70,387	19,336	250,496	55,937	34,606
Change in net unrealized appreciation (depreciation) on investments	18,192	42,540	(11,204)	38,556	(88,648)	(41,029)	(6,880)

Net increase (decrease) in net assets resulting from operations	54,212	469,564	74,556	236,070	175,011	16,137	27,726

POLICY TRANSACTIONS:
Policy owners' net payments	134,501	758,063	18,077	91,067	146,788	83,719	67,814
Policy maintenance charges	(7,779)	(54,421)	(7,202)	(13,454)	(22,703)	(5,798)	(6,252)
Policy owners' benefits	-	(245,088)	(92,460)	(174,736)	(7,662)	(2,256)	(9,867)
Net transfers (to) from the Company and/or Subaccounts	264,473	(105,903)	87,425	350,828	203,089	(21,485)	(100,215)
Net Policy loan repayments (withdrawals)	-	(297,161)	(56,604)	(37,053)	(645,165)	(1,542)	(44,269)

Increase (decrease) in net assets resulting from Policy transactions	391,195	55,490	(50,764)	216,652	(325,653)	52,638	(92,789)

Total increase (decrease) in net assets	445,407	525,054	23,792	452,722	(150,642)	68,775	(65,063)

NET ASSETS:
Beginning of period	135,820	2,948,903	452,126	2,560,180	1,741,744	392,523	350,658

End of period	$581,227	$3,473,957	$475,918	$3,012,902	$1,591,102	$461,298	$285,595

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Dimensional VIT Inflation-Protected Securities Portfolio, Institutional	DWS Core Equity VIP, Class A	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	Eaton Vance VT Floating-Rate Income Fund, Initial Class	Empower Aggressive Profile Fund, Investor Class	Empower Bond Index Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$53,941	$220	$3,384	$76,732	$31,880	$9,994	$13,330
Net realized gain (loss) on investments	11,319	1,967	122	301,956	(11,006)	51,094	(12,556)
Change in net unrealized appreciation (depreciation) on investments	16,442	3,019	1,783	298,820	(1,610)	16,247	25,866

Net increase (decrease) in net assets resulting from operations	81,702	5,206	5,289	677,508	19,264	77,335	26,640

POLICY TRANSACTIONS:
Policy owners' net payments	262,319	23,117	-	11,150	124	159,176	64,801
Policy maintenance charges	(9,091)	(547)	(698)	(20,972)	(2,292)	(7,839)	(7,265)
Policy owners' benefits	(77,250)	-	-	(501,229)	(33,329)	(18,892)	-
Net transfers (to) from the Company and/or Subaccounts	163,795	8,319	73,686	113,773	(801,480)	(45,946)	299,936
Net Policy loan repayments (withdrawals)	(51,040)	-	-	(278,052)	(69)	(375)	(618,187)

Increase (decrease) in net assets resulting from Policy transactions	288,733	30,889	72,988	(675,330)	(837,046)	86,124	(260,715)

Total increase (decrease) in net assets	370,435	36,095	78,277	2,178	(817,782)	163,459	(234,075)

NET ASSETS:
Beginning of period	1,026,744	-	46,102	5,955,601	857,209	396,134	733,616

End of period	$1,397,179	$36,095	$124,379	$5,957,779	$39,427	$559,593	$499,541

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	Empower Inflation-Protected Securities Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$9,658	$8,881	$193	$10,300	$172,299	$31,410	$-
Net realized gain (loss) on investments	7,410	(329)	3,943	2,384	453,235	367,237	464,905
Change in net unrealized appreciation (depreciation) on investments	3,426	(105)	1,302	(3,580)	1,610,483	301,965	(154,464)

Net increase (decrease) in net assets resulting from operations	20,494	8,447	5,438	9,104	2,236,017	700,612	310,441

POLICY TRANSACTIONS:
Policy owners' net payments	140,938	14,940	-	89,882	230,394	222,122	556,806
Policy maintenance charges	(4,390)	(2,165)	(117)	(1,840)	(30,562)	(50,740)	(29,857)
Policy owners' benefits	-	-	-	(109)	(1,268,652)	(77,204)	(293,334)
Net transfers (to) from the Company and/or Subaccounts	59,097	67,467	(1,653)	136,204	(214,366)	(399,730)	(385,626)
Net Policy loan repayments (withdrawals)	-	-	(2,030)	(74)	(12,209)	(385,650)	(341,258)

Increase (decrease) in net assets resulting from Policy transactions	195,645	80,242	(3,800)	224,063	(1,295,395)	(691,202)	(493,269)

Total increase (decrease) in net assets	216,139	88,689	1,638	233,167	940,622	9,410	(182,828)

NET ASSETS:
Beginning of period	158,206	249,229	20,988	62,972	7,395,255	2,142,814	2,717,725

End of period	$374,345	$337,918	$22,626	$296,139	$8,335,877	$2,152,224	$2,534,897

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$3,576	$17,514	$53,980	$132,444	$53,774	$40,078	$37,147
Net realized gain (loss) on investments	2,455	17,025	50,652	191,650	53,143	79,931	135,518
Change in net unrealized appreciation (depreciation) on investments	543	23,499	80,121	223,155	160,113	105,636	132,602

Net increase (decrease) in net assets resulting from operations	6,574	58,038	184,753	547,249	267,030	225,645	305,267

POLICY TRANSACTIONS:
Policy owners' net payments	17,233	119,794	459,518	968,581	1,255,399	550,259	209,286
Policy maintenance charges	(905)	(9,438)	(35,622)	(43,228)	(22,902)	(19,884)	(18,666)
Policy owners' benefits	-	-	-	(38,503)	(44,626)	(108,068)	(97,413)
Net transfers (to) from the Company and/or Subaccounts	63,408	15,727	226,089	306,526	(355,642)	195,833	683,523
Net Policy loan repayments (withdrawals)	-	-	(18,539)	(26,461)	(78)	(1,634)	-

Increase (decrease) in net assets resulting from Policy transactions	79,736	126,083	631,446	1,166,915	832,151	616,506	776,730

Total increase (decrease) in net assets	86,310	184,121	816,199	1,714,164	1,099,181	842,151	1,081,997

NET ASSETS:
Beginning of period	58,439	487,168	1,548,099	3,649,136	1,732,417	1,147,056	1,188,300

End of period	$144,749	$671,289	$2,364,298	$5,363,300	$2,831,598	$1,989,207	$2,270,297

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	Empower Lifetime 2065 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$25,375	$17,157	$4,940	$186	$13,592	$22,018	$5,512
Net realized gain (loss) on investments	61,297	54,843	49,024	16	403	54,325	37,864
Change in net unrealized appreciation (depreciation) on investments	78,385	197,800	(602)	238	7,923	(41,488)	(202)

Net increase (decrease) in net assets resulting from operations	165,057	269,800	53,362	440	21,918	34,855	43,174

POLICY TRANSACTIONS:
Policy owners' net payments	298,434	133,670	3,861	2,627	-	928,184	65,683
Policy maintenance charges	(13,828)	(11,121)	(6,882)	(23)	(3,064)	(7,587)	(4,324)
Policy owners' benefits	(28,316)	-	(23,710)	-	-	-	(3,374)
Net transfers (to) from the Company and/or Subaccounts	87,374	1,084,581	(90,545)	6,389	80,857	(20,571)	(127,131)
Net Policy loan repayments (withdrawals)	(19,357)	-	(16,209)	-	-	-	(5,226)

Increase (decrease) in net assets resulting from Policy transactions	324,307	1,207,130	(133,485)	8,993	77,793	900,026	(74,372)

Total increase (decrease) in net assets	489,364	1,476,930	(80,123)	9,433	99,711	934,881	(31,198)

NET ASSETS:
Beginning of period	808,859	272,400	342,693	-	215,667	62,032	302,835

End of period	$1,298,223	$1,749,330	$262,570	$9,433	$315,378	$996,913	$271,637

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$14,420	$11,466	$4,499	$80,573	$23,378	$48,322	$1,719
Net realized gain (loss) on investments	18,504	22,500	13,620	381,610	124,041	(1,707)	30,958
Change in net unrealized appreciation (depreciation) on investments	22,682	1,509	(9,158)	(95,471)	(89,702)	33,880	(1,427)

Net increase (decrease) in net assets resulting from operations	55,606	35,475	8,961	366,712	57,717	80,495	31,250

POLICY TRANSACTIONS:
Policy owners' net payments	97,574	44,522	85,365	362,212	153,004	162,595	48,992
Policy maintenance charges	(4,835)	(5,258)	(4,944)	(30,240)	(13,140)	(7,847)	(4,758)
Policy owners' benefits	(25,915)	(36,469)	(20,473)	(491,194)	(258,339)	(97,235)	-
Net transfers (to) from the Company and/or Subaccounts	(3,114)	(105,122)	1,697	(333,491)	(247,077)	85,947	(3,553)
Net Policy loan repayments (withdrawals)	-	(1,221)	(88,451)	(185,874)	(97,509)	(15,633)	(1,381)

Increase (decrease) in net assets resulting from Policy transactions	63,710	(103,548)	(26,806)	(678,587)	(463,061)	127,827	39,300

Total increase (decrease) in net assets	119,316	(68,073)	(17,845)	(311,875)	(405,344)	208,322	70,550

NET ASSETS:
Beginning of period	514,981	430,828	305,495	6,052,235	1,488,234	1,507,872	390,242

End of period	$634,297	$362,755	$287,650	$5,740,360	$1,082,890	$1,716,194	$460,792

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II, Primary Shares	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP Freedom 2025 Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$47,377	$79,788	$6,441	$6,339	$236
Net realized gain (loss) on investments	29,959	2,144	4,012	9,443	55,467	22,018	62
Change in net unrealized appreciation (depreciation) on investments	(7,984)	4,207	35,547	5,411	102,686	13,198	1,032

Net increase (decrease) in net assets resulting from operations	21,975	6,351	86,936	94,642	164,594	41,555	1,330

POLICY TRANSACTIONS:
Policy owners' net payments	98,990	89,868	241,427	46,531	38,005	106,108	10,341
Policy maintenance charges	(8,455)	(1,992)	(18,320)	(4,535)	(7,686)	(3,137)	(124)
Policy owners' benefits	-	-	(55,930)	(18,042)	(74,657)	-	-
Net transfers (to) from the Company and/or Subaccounts	(71,804)	81,742	362,419	685,583	49,858	426,660	2,834
Net Policy loan repayments (withdrawals)	(2,085)	-	(38,234)	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	16,646	169,618	491,362	709,537	5,520	529,631	13,051

Total increase (decrease) in net assets	38,621	175,969	578,298	804,179	170,114	571,186	14,381

NET ASSETS:
Beginning of period	559,741	75,785	1,263,990	764,250	378,171	257,464	-

End of period	$598,362	$251,754	$1,842,288	$1,568,429	$548,285	$828,650	$14,381

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Freedom 2030 Portfolio, Service Class 2	Fidelity VIP Freedom 2035 Portfolio, Service Class 2	Fidelity VIP Freedom 2040 Portfolio, Service Class 2	Fidelity VIP Freedom 2045 Portfolio, Service Class 2	Fidelity VIP Freedom 2050 Portfolio, Service Class 2	Fidelity VIP Freedom 2055 Portfolio, Service Class 2	Fidelity VIP Freedom 2060 Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$10,886	$5,272	$1,375	$612	$391	$750	$99
Net realized gain (loss) on investments	19,055	1,678	3,345	520	627	2,190	463
Change in net unrealized appreciation (depreciation) on investments	37,272	28,290	6,339	7,255	4,357	4,582	694

Net increase (decrease) in net assets resulting from operations	67,213	35,240	11,059	8,387	5,375	7,522	1,256

POLICY TRANSACTIONS:
Policy owners' net payments	57,165	192,957	47,041	43,869	24,916	36,421	5,646
Policy maintenance charges	(2,961)	(4,450)	(1,033)	(737)	(390)	(698)	(128)
Policy owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	183,086	82,165	13,166	3,030	15,643	1,398	1,817
Net Policy loan repayments (withdrawals)	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	237,290	270,672	59,174	46,162	40,169	37,121	7,335

Total increase (decrease) in net assets	304,503	305,912	70,233	54,549	45,544	44,643	8,591

NET ASSETS:
Beginning of period	381,314	-	29,411	-	-	26,257	-

End of period	$685,817	$305,912	$99,644	$54,549	$45,544	$70,900	$8,591

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Freedom 2065 Portfolio, Service Class 2	Fidelity VIP Government Money Market Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Goldman Sachs VIT Government Money Market Fund, Service Class	Invesco V.I. Diversified Dividend Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$611	$541,841	$447,793	$85,550	$2,580	$20,713	$-
Net realized gain (loss) on investments	1,730	-	4,398,545	73,443	77	-	1,466
Change in net unrealized appreciation (depreciation) on investments	4,031	-	1,825,878	373,578	795	-	-

Net increase (decrease) in net assets resulting from operations	6,372	541,841	6,672,216	532,571	3,452	20,713	1,466

POLICY TRANSACTIONS:
Policy owners' net payments	56,464	7,990,548	4,498,143	267,654	4,948	9,392,073	-
Policy maintenance charges	(768)	(227,890)	(276,929)	(5,824)	(1,483)	(771,649)	(83)
Policy owners' benefits	-	(801,802)	(4,385,507)	(9,577)	-	(6,383)	-
Net transfers (to) from the Company and/or Subaccounts	(26,078)	(4,420,717)	(2,106,001)	2,479,226	31,520	(8,378,121)	(1,383)
Net Policy loan repayments (withdrawals)	-	(404,424)	(280,715)	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	29,618	2,135,715	(2,551,009)	2,731,479	34,985	235,920	(1,466)

Total increase (decrease) in net assets	35,990	2,677,556	4,121,207	3,264,050	38,437	256,633	-

NET ASSETS:
Beginning of period	19,574	13,870,094	38,384,976	954,472	44,361	238,638	-

End of period	$55,564	$16,547,650	$42,506,183	$4,218,522	$82,798	$495,271	$-

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Global Real Estate Fund, Series I	Invesco V.I. Main Street Small Cap Fund, Series I	Janus Henderson VIT Balanced Portfolio, Institutional Shares	Janus Henderson VIT Enterprise Portfolio, Institutional Shares	Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	Janus Henderson VIT Forty Portfolio, Institutional Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$650	$332	$3,637	$51,300	$6,030	$270,225	$795
Net realized gain (loss) on investments	2,999	(7,887)	130,838	86,515	250,400	26,455	203,873
Change in net unrealized appreciation (depreciation) on investments	3,155	9,000	(71,948)	217,297	(29,185)	56,185	(13,827)

Net increase (decrease) in net assets resulting from operations	6,804	1,445	62,527	355,112	227,245	352,865	190,841

POLICY TRANSACTIONS:
Policy owners' net payments	258	9,400	94,247	388,128	232,000	155,414	252,218
Policy maintenance charges	(9)	(611)	(21,353)	(34,777)	(12,681)	(14,670)	(12,334)
Policy owners' benefits	-	-	(21,163)	(5,982)	(157,955)	(146,639)	(14,214)
Net transfers (to) from the Company and/or Subaccounts	7,308	-	29,499	8,973	77,789	897,734	(106,068)
Net Policy loan repayments (withdrawals)	-	(57,974)	(99,270)	-	(3,643)	-	-

Increase (decrease) in net assets resulting from Policy transactions	7,557	(49,185)	(18,040)	356,342	135,510	891,839	119,602

Total increase (decrease) in net assets	14,361	(47,740)	44,487	711,454	362,755	1,244,704	310,443

NET ASSETS:
Beginning of period	41,476	64,362	804,177	2,028,956	2,723,876	4,891,351	873,281

End of period	$55,837	$16,622	$848,664	$2,740,410	$3,086,631	$6,136,055	$1,183,724

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Lord Abbett Series Fund Total Return Portfolio, Class VC	LVIP American Century Capital Appreciation Fund, Standard Class II	LVIP American Century Mid Cap Value Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II	LVIP American Century Value Fund, Standard Class II	LVIP JPMorgan Small Cap Core Fund, Standard Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$4,921	$-	$8,389	$-	$7,464	$3,149
Net realized gain (loss) on investments	480,518	262	13,741	42,677	47,308	40,993	66,949
Change in net unrealized appreciation (depreciation) on investments	(80,259)	(4,194)	(8,791)	(12,315)	(23,587)	17,343	(648)

Net increase (decrease) in net assets resulting from operations	400,259	989	4,950	38,751	23,721	65,800	69,450

POLICY TRANSACTIONS:
Policy owners' net payments	434,021	7,191	-	134,042	18,505	60,742	194,007
Policy maintenance charges	(33,205)	(317)	(1,227)	(4,480)	(6,523)	(5,828)	(4,652)
Policy owners' benefits	(745)	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(56,229)	79,034	282	(61,532)	(297,623)	2,565	(85,292)
Net Policy loan repayments (withdrawals)	(221,290)	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	122,552	85,908	(945)	68,030	(285,641)	57,479	104,063

Total increase (decrease) in net assets	522,811	86,897	4,005	106,781	(261,920)	123,279	173,513

NET ASSETS:
Beginning of period	1,441,944	18,017	76,013	341,387	584,111	367,454	365,279

End of period	$1,964,755	$104,914	$80,018	$448,168	$322,191	$490,733	$538,792

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP JPMorgan U.S. Equity Fund, Standard Class	MFS VIT Growth Series, Initial Class	MFS VIT II International Growth Portfolio, Initial Class	MFS VIT III Blended Research Small Cap Equity Portfolio, Initial Class	MFS VIT III Global Real Estate Portfolio, Initial Class	MFS VIT III Mid Cap Value Portfolio, Initial Class	MFS VIT Mid Cap Growth Series, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$9,878	$538	$29,384	$31,425	$-
Net realized gain (loss) on investments	2,953	110,778	186,255	7,423	(5,547)	272,682	440,550
Change in net unrealized appreciation (depreciation) on investments	(3,630)	(66,308)	5,178	(5,363)	29,590	(131,069)	(398,132)

Net increase (decrease) in net assets resulting from operations	(677)	44,470	201,311	2,598	53,427	173,038	42,418

POLICY TRANSACTIONS:
Policy owners' net payments	-	92,666	180,343	-	131,740	259,712	135,438
Policy maintenance charges	(63)	(5,087)	(14,542)	(542)	(6,427)	(38,545)	(28,868)
Policy owners' benefits	(7,229)	-	(42,773)	-	(90,134)	(218,450)	(217,139)
Net transfers (to) from the Company and/or Subaccounts	(24,981)	(472,484)	208,016	(30,642)	50,657	50,007	(447,858)
Net Policy loan repayments (withdrawals)	(4,942)	-	(35,483)	-	-	(184,912)	(232,928)

Increase (decrease) in net assets resulting from Policy transactions	(37,215)	(384,905)	295,561	(31,184)	85,836	(132,188)	(791,355)

Total increase (decrease) in net assets	(37,892)	(340,435)	496,872	(28,586)	139,263	40,850	(748,937)

NET ASSETS:
Beginning of period	37,892	587,801	939,835	59,114	1,667,853	2,922,585	1,925,982

End of period	$-	$247,366	$1,436,707	$30,528	$1,807,116	$2,963,435	$1,177,045

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT New Discovery Series, Initial Class	MFS VIT Research Series, Initial Class	MFS VIT Total Return Bond Series, Initial Class	MFS VIT Value Series, Initial Class	Neuberger Berman AMT Quality Equity Portfolio, Class I	PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$291	$221,472	$30,680	$-	$18,706	$22,528
Net realized gain (loss) on investments	(2,692)	7,770	5,445	174,831	683	7,849	(1,073)
Change in net unrealized appreciation (depreciation) on investments	3,892	(3,904)	87,643	20,908	284	53,771	42,168

Net increase (decrease) in net assets resulting from operations	1,200	4,157	314,560	226,419	967	80,326	63,623

POLICY TRANSACTIONS:
Policy owners' net payments	21,372	-	2,438	146,133	3,252	73,542	103,994
Policy maintenance charges	(1,000)	(923)	(9,993)	(12,678)	(154)	(6,778)	(8,639)
Policy owners' benefits	-	-	(186,195)	(5,704)	-	-	(24,665)
Net transfers (to) from the Company and/or Subaccounts	1,024	15,823	2,728,974	(140,666)	10,376	407,866	(91,217)
Net Policy loan repayments (withdrawals)	-	-	-	(3,087)	-	-	(376,864)

Increase (decrease) in net assets resulting from Policy transactions	21,396	14,900	2,535,224	(16,002)	13,474	474,630	(397,391)

Total increase (decrease) in net assets	22,596	19,057	2,849,784	210,417	14,441	554,956	(333,768)

NET ASSETS:
Beginning of period	23,153	32,452	4,012,480	1,707,725	-	134,945	833,183

End of period	$45,749	$51,509	$6,862,264	$1,918,142	$14,441	$689,901	$499,415

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT High Yield Portfolio, Administrative Class	PIMCO VIT Income Portfolio, Institutional Class	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged), Administrative Class	PIMCO VIT Low Duration Portfolio, Administrative Class	PIMCO VIT Real Return Portfolio, Administrative Class	PIMCO VIT Total Return Portfolio, Administrative Class	Putnam VT Global Asset Allocation Fund, Class IA
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$9,327	$27,806	$1,709	$27,105	$104,382	$19,832	$11,037
Net realized gain (loss) on investments	186	3,629	33	1,306	15,276	4,211	59,703
Change in net unrealized appreciation (depreciation) on investments	3,520	19,121	1,046	5,004	103,013	17,534	(4,563)

Net increase (decrease) in net assets resulting from operations	13,033	50,556	2,788	33,415	222,671	41,577	66,177

POLICY TRANSACTIONS:
Policy owners' net payments	141,042	423,001	4,906	42	14,340	885	86,054
Policy maintenance charges	(2,148)	(6,403)	(150)	(7,243)	(5,480)	(7,194)	(8,343)
Policy owners' benefits	(7,478)	(74,705)	-	(7,181)	(46,150)	(123,890)	-
Net transfers (to) from the Company and/or Subaccounts	(1)	27,075	76,009	635,322	1,053,680	61,949	(11,541)
Net Policy loan repayments (withdrawals)	-	-	-	-	(9,893)	(2,309)	-

Increase (decrease) in net assets resulting from Policy transactions	131,415	368,968	80,765	620,940	1,006,497	(70,559)	66,170

Total increase (decrease) in net assets	144,448	419,524	83,553	654,355	1,229,168	(28,982)	132,347

NET ASSETS:
Beginning of period	60,282	239,302	2,358	146,092	2,480,118	491,369	410,977

End of period	$204,730	$658,826	$85,911	$800,447	$3,709,286	$462,387	$543,324

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Putnam VT High Yield Fund, Class IA	Putnam VT Income Fund, Class IB	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Growth Fund, Class IA	Putnam VT Large Cap Value Fund, Class IA	Putnam VT Research Fund, Class IA	Putnam VT Small Cap Value Fund, Class IA
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$12,342	$28,772	$6,807	$-	$102,791	$16,790	$3,381
Net realized gain (loss) on investments	2,657	(330)	35,164	332,508	551,219	315,187	31,947
Change in net unrealized appreciation (depreciation) on investments	2,182	(2,945)	127,549	(10,174)	654,115	(14,807)	(12,893)

Net increase (decrease) in net assets resulting from operations	17,181	25,497	169,520	322,334	1,308,125	317,170	22,435

POLICY TRANSACTIONS:
Policy owners' net payments	81,126	-	162,135	490,635	923,492	85	339
Policy maintenance charges	(4,243)	(5,646)	(6,732)	(22,834)	(52,794)	(65,310)	(2,311)
Policy owners' benefits	(11,935)	-	(19,465)	(1,528)	(577,648)	-	(12,033)
Net transfers (to) from the Company and/or Subaccounts	(20,737)	587,569	217,569	(291,893)	405,362	(537)	57,899
Net Policy loan repayments (withdrawals)	-	-	(201)	(1,045)	(54,596)	(401,059)	(15,436)

Increase (decrease) in net assets resulting from Policy transactions	44,211	581,923	353,306	173,335	643,816	(466,821)	28,458

Total increase (decrease) in net assets	61,392	607,420	522,826	495,669	1,951,941	(149,651)	50,893

NET ASSETS:
Beginning of period	165,761	-	294,190	1,942,639	5,745,219	2,098,914	389,567

End of period	$227,153	$607,420	$817,016	$2,438,308	$7,697,160	$1,949,263	$440,460

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Putnam VT Sustainable Future Fund, Class IA	T. Rowe Price Blue Chip Growth Portfolio, Class II	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Victory RS Small Cap Growth Equity VIP Series, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$119	$-	$10,032	$2,046	$210,599	$161
Net realized gain (loss) on investments	2,717	1,004,678	1,461	8,053	53,646	4,202
Change in net unrealized appreciation (depreciation) on investments	(1,033)	(444,442)	2,915	(4,960)	103,678	(387)

Net increase (decrease) in net assets resulting from operations	1,803	560,236	14,408	5,139	367,923	3,976

POLICY TRANSACTIONS:
Policy owners' net payments	19,380	514,144	33,358	53,865	3,120	28,200
Policy maintenance charges	(593)	(33,112)	(4,955)	(1,382)	(16,055)	(207)
Policy owners' benefits	-	-	(10,622)	(44,577)	(637,034)	(423)
Net transfers (to) from the Company and/or Subaccounts	(2,164)	942,726	219,357	20,214	2,530,005	(33,634)
Net Policy loan repayments (withdrawals)	-	(72,390)	-	-	-	(289)

Increase (decrease) in net assets resulting from Policy transactions	16,623	1,351,368	237,138	28,120	1,880,036	(6,353)

Total increase (decrease) in net assets	18,426	1,911,604	251,546	33,259	2,247,959	(2,377)

NET ASSETS:
Beginning of period	21,188	1,996,959	100,477	53,469	4,116,029	2,377

End of period	$39,614	$3,908,563	$352,023	$86,728	$6,363,988	$-

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Capital World Growth and Income Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 2	American Funds IS Growth-Income Fund, Class 2	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS Washington Mutual Investors Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1,255	$7,721	$16,269	$1,711	$7,791	$26,245	$6,623
Net realized gain (loss) on investments	5,967	38,464	1,437,556	22,399	(13,657)	223,755	110,050
Change in net unrealized appreciation (depreciation) on investments	342	(30,382)	(204,302)	3,801	22,310	(186,879)	(48,850)

Net increase (decrease) in net assets resulting from operations	7,564	15,803	1,249,523	27,911	16,444	63,121	67,823

POLICY TRANSACTIONS:
Policy owners' net payments	6,132	116,761	332,360	52,451	36,939	192,488	6,213
Policy maintenance charges	(538)	(11,564)	(53,124)	(1,232)	(11,179)	(13,712)	(3,208)
Policy owners' benefits	-	(4)	(67,800)	-	-	(27,426)	-
Net transfers (to) from the Company and/or Subaccounts	62,049	(45,428)	1,393,716	(7,597)	83,039	922,232	87,579
Net Policy loan repayments (withdrawals)	(60,817)	(27,094)	(435,681)	-	(8,821)	(101,583)	(338,954)

Increase (decrease) in net assets resulting from Policy transactions	6,826	32,671	1,169,471	43,622	99,978	971,999	(248,370)

Total increase (decrease) in net assets	14,390	48,474	2,418,994	71,533	116,422	1,035,120	(180,547)

NET ASSETS:
Beginning of period	2,914	724,486	3,092,272	99,816	533,241	1,135,433	316,367

End of period	$17,304	$772,960	$5,511,266	$171,349	$649,663	$2,170,553	$135,820

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I. Fund, Class I	BNY Mellon Stock Index Fund, Inc., Initial Shares	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I	Dimensional VIT Inflation-Protected Securities Portfolio, Institutional

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$65,984	$6,066	$128,661	$18,016	$2,183	$-	$28,765
Net realized gain (loss) on investments	236,856	34,652	80,404	214,846	17,628	26,788	(2,053)
Change in net unrealized appreciation (depreciation) on investments	(20,020)	(5,347)	(62,073)	111,300	13,864	(9,768)	(16,715)

Net increase (decrease) in net assets resulting from operations	282,820	35,371	146,992	344,162	33,675	17,020	9,997

POLICY TRANSACTIONS:
Policy owners' net payments	524,158	46,182	52,516	161,740	85,006	43,132	255,789
Policy maintenance charges	(54,993)	(16,264)	(10,145)	(23,808)	(5,451)	(5,205)	(7,166)
Policy owners' benefits	-	(22)	(37,113)	(231,869)	(1)	-	(1)
Net transfers (to) from the Company and/or Subaccounts	330,324	65,022	1,058,252	106,116	(15,206)	67,689	223,119
Net Policy loan repayments (withdrawals)	(246,946)	(28,632)	(22,035)	(14,027)	(9,040)	(20,775)	(68,384)

Increase (decrease) in net assets resulting from Policy transactions	552,543	66,286	1,041,475	(1,848)	55,308	84,841	403,357

Total increase (decrease) in net assets	835,363	101,657	1,188,467	342,314	88,983	101,861	413,354

NET ASSETS:
Beginning of period	2,113,540	350,469	1,371,713	1,399,430	303,540	248,797	613,390

End of period	$2,948,903	$452,126	$2,560,180	$1,741,744	$392,523	$350,658	$1,026,744

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	Eaton Vance VT Floating-Rate Income Fund, Initial Class	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$3,202	$39,812	$43,266	$12,194	$859	$17,348	$4,888
Net realized gain (loss) on investments	(985)	761,871	4,577	18,284	(41,681)	(7,072)	2,997
Change in net unrealized appreciation (depreciation) on investments	1,636	(326,808)	(5,922)	5,184	42,224	(3,399)	(1,234)

Net increase (decrease) in net assets resulting from operations	3,853	474,875	41,921	35,662	1,402	6,877	6,651

POLICY TRANSACTIONS:
Policy owners' net payments	-	51,229	20,275	114,078	-	75,940	71,642
Policy maintenance charges	(612)	(11,396)	(6,495)	(8,717)	(903)	(6,285)	(4,518)
Policy owners' benefits	-	(200,118)	(12,722)	(11,347)	-	(506)	-
Net transfers (to) from the Company and/or Subaccounts	(9,043)	2,392,111	480,942	2,087	(227,677)	(2,191)	(19,065)
Net Policy loan repayments (withdrawals)	-	-	(188)	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	(9,655)	2,231,826	481,812	96,101	(228,580)	66,958	48,059

Total increase (decrease) in net assets	(5,802)	2,706,701	523,733	131,763	(227,178)	73,835	54,710

NET ASSETS:
Beginning of period	51,904	3,248,900	333,476	264,371	227,178	659,781	103,496

End of period	$46,102	$5,955,601	$857,209	$396,134	$-	$733,616	$158,206

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower Inflation-Protected Securities Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$7,766	$278	$257,895	$2,188	$70,582	$34,777	$-
Net realized gain (loss) on investments	351	11,898	-	(46)	741,828	64,936	319,883
Change in net unrealized appreciation (depreciation) on investments	(3,954)	(9,874)	-	(567)	(854,947)	1,295	81,104

Net increase (decrease) in net assets resulting from operations	4,163	2,302	257,895	1,575	(42,537)	101,008	400,987

POLICY TRANSACTIONS:
Policy owners' net payments	7,677	2,785	3,260,320	7,217	288,427	117,198	359,640
Policy maintenance charges	(2,357)	(230)	(331,908)	(476)	(15,698)	(47,703)	(23,958)
Policy owners' benefits	-	-	(350,983)	-	(104,360)	(48)	-
Net transfers (to) from the Company and/or Subaccounts	73,423	(79,632)	(14,255,437)	54,656	3,170,814	156,251	1,420,075
Net Policy loan repayments (withdrawals)	-	-	(223,240)	-	(7,962)	-	(628)

Increase (decrease) in net assets resulting from Policy transactions	78,743	(77,077)	(11,901,248)	61,397	3,331,221	225,698	1,755,129

Total increase (decrease) in net assets	82,906	(74,775)	(11,643,353)	62,972	3,288,684	326,706	2,156,116

NET ASSETS:
Beginning of period	166,323	95,763	11,643,353	-	4,106,571	1,816,108	561,609

End of period	$249,229	$20,988	$-	$62,972	$7,395,255	$2,142,814	$2,717,725

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1,527	$13,785	$37,787	$100,939	$36,453	$28,838	$22,442
Net realized gain (loss) on investments	1,298	20,428	66,320	189,376	207,794	166,081	94,273
Change in net unrealized appreciation (depreciation) on investments	(467)	(14,020)	(24,898)	(39,859)	(123,687)	(41,321)	(9,362)

Net increase (decrease) in net assets resulting from operations	2,358	20,193	79,209	250,456	120,560	153,598	107,353

POLICY TRANSACTIONS:
Policy owners' net payments	4,547	178,226	312,986	979,540	1,281,953	701,851	312,737
Policy maintenance charges	(491)	(6,663)	(23,684)	(38,423)	(26,015)	(19,078)	(14,880)
Policy owners' benefits	-	-	(24,194)	(94,390)	(12,422)	-	-
Net transfers (to) from the Company and/or Subaccounts	31,606	4,476	538,900	127,089	(1,357,168)	(520,514)	(257,333)
Net Policy loan repayments (withdrawals)	-	-	(174,751)	(459)	-	(16,200)	-

Increase (decrease) in net assets resulting from Policy transactions	35,662	176,039	629,257	973,357	(113,652)	146,059	40,524

Total increase (decrease) in net assets	38,020	196,232	708,466	1,223,813	6,908	299,657	147,877

NET ASSETS:
Beginning of period	20,419	290,936	839,633	2,425,323	1,725,509	847,399	1,040,423

End of period	$58,439	$487,168	$1,548,099	$3,649,136	$1,732,417	$1,147,056	$1,188,300

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$19,567	$3,357	$8,190	$15,649	$1,891	$9,068	$14,990
Net realized gain (loss) on investments	70,150	16,103	16,468	22,352	1,237	(2,748)	7,597
Change in net unrealized appreciation (depreciation) on investments	(28,912)	5,816	1,155	(19,860)	1,558	14,620	9,350

Net increase (decrease) in net assets resulting from operations	60,805	25,276	25,813	18,141	4,686	20,940	31,937

POLICY TRANSACTIONS:
Policy owners' net payments	327,136	130,320	62,710	-	4,191	68,594	71,871
Policy maintenance charges	(10,048)	(4,069)	(5,097)	(1,394)	(744)	(3,950)	(5,075)
Policy owners' benefits	(1,623)	-	(14)	-	-	(15,700)	(133,225)
Net transfers (to) from the Company and/or Subaccounts	(15,529)	2,834	34,873	124,429	1,989	(10,210)	2,928
Net Policy loan repayments (withdrawals)	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	299,936	129,085	92,472	123,035	5,436	38,734	(63,501)

Total increase (decrease) in net assets	360,741	154,361	118,285	141,176	10,122	59,674	(31,564)

NET ASSETS:
Beginning of period	448,118	118,039	224,408	74,491	51,910	243,161	546,545

End of period	$808,859	$272,400	$342,693	$215,667	$62,032	$302,835	$514,981

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$15,220	$7,832	$44,608	$10,963	$27,464	$1,691	$-
Net realized gain (loss) on investments	20,330	26,245	667,522	70,745	47,838	33,188	40,861
Change in net unrealized appreciation (depreciation) on investments	(13,849)	(8,489)	(202,737)	9,094	(38,340)	(14,004)	(1,081)

Net increase (decrease) in net assets resulting from operations	21,701	25,588	509,393	90,802	36,962	20,875	39,780

POLICY TRANSACTIONS:
Policy owners' net payments	19,065	99,226	327,480	163,493	132,197	43,591	83,060
Policy maintenance charges	(3,922)	(8,860)	(17,649)	(13,409)	(3,935)	(4,536)	(6,224)
Policy owners' benefits	-	(35,915)	(215,243)	(73)	(13,502)	-	-
Net transfers (to) from the Company and/or Subaccounts	(69,722)	(14,700)	1,699,672	301,161	630,121	129,089	69,086
Net Policy loan repayments (withdrawals)	(15,401)	(23,160)	(26,038)	(17,001)	-	(16,114)	(21,970)

Increase (decrease) in net assets resulting from Policy transactions	(69,980)	16,591	1,768,222	434,171	744,881	152,030	123,952

Total increase (decrease) in net assets	(48,279)	42,179	2,277,615	524,973	781,843	172,905	163,732

NET ASSETS:
Beginning of period	479,107	263,316	3,774,620	963,261	726,029	217,337	396,009

End of period	$430,828	$305,495	$6,052,235	$1,488,234	$1,507,872	$390,242	$559,741

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II, Primary Shares	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP Freedom 2030 Portfolio, Service Class 2	Fidelity VIP Freedom 2040 Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$33,195	$14,131	$4,442	$2,745	$5,806	$326
Net realized gain (loss) on investments	3,789	(2,649)	248	5,155	11,115	740	95
Change in net unrealized appreciation (depreciation) on investments	(518)	(25,534)	17,622	17,912	10,827	(8,610)	(1,692)

Net increase (decrease) in net assets resulting from operations	3,271	5,012	32,001	27,509	24,687	(2,064)	(1,271)

POLICY TRANSACTIONS:
Policy owners' net payments	52,644	247,880	28,946	50,950	128,183	15,277	-
Policy maintenance charges	(627)	(11,602)	(2,621)	(13,691)	(3,415)	(77)	(68)
Policy owners' benefits	-	(94,337)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	20,497	410,805	448,426	100,028	(22,967)	368,178	30,750
Net Policy loan repayments (withdrawals)	-	(7,912)	-	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	72,514	544,834	474,751	137,287	101,801	383,378	30,682

Total increase (decrease) in net assets	75,785	549,846	506,752	164,796	126,488	381,314	29,411

NET ASSETS:
Beginning of period	-	714,144	257,498	213,375	130,976	-	-

End of period	$75,785	$1,263,990	$764,250	$378,171	$257,464	$381,314	$29,411

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Freedom 2055 Portfolio, Service Class 2	Fidelity VIP Freedom 2065 Portfolio, Service Class 2	Fidelity VIP Government Money Market Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Goldman Sachs VIT Government Money Market Fund, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$270	$190	$297,037	$406,973	$22,902	$1,471	$27,911
Net realized gain (loss) on investments	99	64	-	4,003,153	6,470	324	-
Change in net unrealized appreciation (depreciation) on investments	(1,423)	(732)	-	1,167,240	(40,888)	(1,863)	-

Net increase (decrease) in net assets resulting from operations	(1,054)	(478)	297,037	5,577,366	(11,516)	(68)	27,911

POLICY TRANSACTIONS:
Policy owners' net payments	-	-	3,508,805	4,482,427	27,804	19,740	35,405,655
Policy maintenance charges	(91)	(68)	(112,685)	(192,596)	(744)	(573)	(388,099)
Policy owners' benefits	-	-	(149,342)	(203,683)	-	-	(1,258)
Net transfers (to) from the Company and/or Subaccounts	27,402	20,120	10,814,018	10,852,419	685,475	5,027	(34,805,571)
Net Policy loan repayments (withdrawals)	-	-	(487,739)	(244,915)	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	27,311	20,052	13,573,057	14,693,652	712,535	24,194	210,727

Total increase (decrease) in net assets	26,257	19,574	13,870,094	20,271,018	701,019	24,126	238,638

NET ASSETS:
Beginning of period	-	-	-	18,113,958	253,453	20,235	-

End of period	$26,257	$19,574	$13,870,094	$38,384,976	$954,472	$44,361	$238,638

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Global Real Estate Fund, Series I	Invesco V.I. Main Street Small Cap Fund, Series I	Janus Henderson VIT Balanced Portfolio, Institutional Shares	Janus Henderson VIT Enterprise Portfolio, Institutional Shares	Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$652	$1,707	$-	$39,866	$14,277	$174,905
Net realized gain (loss) on investments	(1)	225	(109)	63,855	(1,850)	378,493	(43,291)
Change in net unrealized appreciation (depreciation) on investments	-	(2,928)	(2,750)	30,854	222,088	(106,660)	(67,570)

Net increase (decrease) in net assets resulting from operations	(1)	(2,051)	(1,152)	94,709	260,104	286,110	64,044

POLICY TRANSACTIONS:
Policy owners' net payments	264	470	1,447	61,562	204,467	215,017	187,602
Policy maintenance charges	-	(15)	(469)	(20,366)	(30,127)	(7,244)	(8,829)
Policy owners' benefits	-	-	-	(86,154)	-	(18,322)	(53,729)
Net transfers (to) from the Company and/or Subaccounts	(263)	42,111	(1)	(10,873)	56,751	896,900	2,314,239
Net Policy loan repayments (withdrawals)	-	-	-	(10,762)	(8,085)	-	-

Increase (decrease) in net assets resulting from Policy transactions	1	42,566	977	(66,593)	223,006	1,086,351	2,439,283

Total increase (decrease) in net assets	-	40,515	(175)	28,116	483,110	1,372,461	2,503,327

NET ASSETS:
Beginning of period	-	961	64,537	776,061	1,545,846	1,351,415	2,388,024

End of period	$-	$41,476	$64,362	$804,177	$2,028,956	$2,723,876	$4,891,351

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson VIT Forty Portfolio, Institutional Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Lord Abbett Series Fund Total Return Portfolio, Class VC	LVIP American Century Capital Appreciation Fund, Standard Class II	LVIP American Century Mid Cap Value Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II	LVIP American Century Value Fund, Standard Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$653	$-	$838	$-	$11,316	$-	$9,987
Net realized gain (loss) on investments	55,643	109,230	118	17,253	27,168	453,365	19,133
Change in net unrealized appreciation (depreciation) on investments	84,830	224,850	(390)	1,301	1,137	(247,507)	(14,868)

Net increase (decrease) in net assets resulting from operations	141,126	334,080	566	18,554	39,621	205,858	14,252

POLICY TRANSACTIONS:
Policy owners' net payments	119,524	319,302	3,713	4,465	170,396	187,047	53,344
Policy maintenance charges	(7,147)	(26,894)	(177)	(1,234)	(5,816)	(11,914)	(3,124)
Policy owners' benefits	(68,641)	-	-	-	(5,010)	(153)	(1)
Net transfers (to) from the Company and/or Subaccounts	314,139	(97,004)	3,289	(43,309)	(186,096)	(1,362,102)	103,280
Net Policy loan repayments (withdrawals)	-	-	-	-	(71,851)	(161)	(16,583)

Increase (decrease) in net assets resulting from Policy transactions	357,875	195,404	6,825	(40,078)	(98,377)	(1,187,283)	136,916

Total increase (decrease) in net assets	499,001	529,484	7,391	(21,524)	(58,756)	(981,425)	151,168

NET ASSETS:
Beginning of period	374,280	912,460	10,626	97,537	400,143	1,565,536	216,286

End of period	$873,281	$1,441,944	$18,017	$76,013	$341,387	$584,111	$367,454

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP JPMorgan U.S. Equity Fund, Standard Class	MFS VIT Growth Series, Initial Class	MFS VIT II International Growth Portfolio, Initial Class	MFS VIT III Blended Research Small Cap Equity Portfolio, Initial Class	MFS VIT III Global Real Estate Portfolio, Initial Class	MFS VIT III Mid Cap Value Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$2,855	$188	$-	$8,513	$708	$29,204	$33,024
Net realized gain (loss) on investments	16,053	26,803	47,471	44,188	(739)	(29,478)	346,996
Change in net unrealized appreciation (depreciation) on investments	11,766	(10,656)	61,383	14,487	3,191	(34,810)	(97,060)

Net increase (decrease) in net assets resulting from operations	30,674	16,335	108,854	67,188	3,160	(35,084)	282,960

POLICY TRANSACTIONS:
Policy owners' net payments	196,625	-	62,963	160,622	-	148,456	171,671
Policy maintenance charges	(3,883)	(932)	(4,806)	(15,130)	(835)	(4,311)	(32,229)
Policy owners' benefits	-	(4)	-	(12,091)	-	(38,780)	(31,443)
Net transfers (to) from the Company and/or Subaccounts	(18,826)	(102,093)	372,738	115,319	(26,677)	724,829	870,909
Net Policy loan repayments (withdrawals)	-	-	-	(71,973)	-	(8,951)	(13,964)

Increase (decrease) in net assets resulting from Policy transactions	173,916	(103,029)	430,895	176,747	(27,512)	821,243	964,944

Total increase (decrease) in net assets	204,590	(86,694)	539,749	243,935	(24,352)	786,159	1,247,904

NET ASSETS:
Beginning of period	160,689	124,586	48,052	695,900	83,466	881,694	1,674,681

End of period	$365,279	$37,892	$587,801	$939,835	$59,114	$1,667,853	$2,922,585

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS VIT Mid Cap Growth Series, Initial Class	MFS VIT New Discovery Series, Initial Class	MFS VIT Research Series, Initial Class	MFS VIT Total Return Bond Series, Initial Class	MFS VIT Value Series, Initial Class	PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$86	$172,861	$26,422	$3,930	$28,413
Net realized gain (loss) on investments	97,845	2,640	1,009	(27,248)	122,775	(11,326)	(26,421)
Change in net unrealized appreciation (depreciation) on investments	142,251	50	1,662	(56,992)	(22,345)	13,106	(5,115)

Net increase (decrease) in net assets resulting from operations	240,096	2,690	2,757	88,621	126,852	5,710	(3,123)

POLICY TRANSACTIONS:
Policy owners' net payments	60,964	7,644	-	954	80,233	72,870	142,799
Policy maintenance charges	(31,902)	(769)	(389)	(3,354)	(9,599)	(1,726)	(15,587)
Policy owners' benefits	(113)	-	-	(48,358)	(22,061)	-	-
Net transfers (to) from the Company and/or Subaccounts	162,924	31,633	17,215	2,548,196	627,962	15,112	30,651
Net Policy loan repayments (withdrawals)	(71,061)	(28,690)	-	(1,968)	(3,383)	(68,753)	-

Increase (decrease) in net assets resulting from Policy transactions	120,812	9,818	16,826	2,495,470	673,152	17,503	157,863

Total increase (decrease) in net assets	360,908	12,508	19,583	2,584,091	800,004	23,213	154,740

NET ASSETS:
Beginning of period	1,565,074	10,645	12,869	1,428,389	907,721	111,732	678,443

End of period	$1,925,982	$23,153	$32,452	$4,012,480	$1,707,725	$134,945	$833,183

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO VIT High Yield Portfolio, Administrative Class	PIMCO VIT Income Portfolio, Institutional Class	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged), Administrative Class	PIMCO VIT Low Duration Portfolio, Administrative Class	PIMCO VIT Real Return Portfolio, Administrative Class	PIMCO VIT Total Return Portfolio, Administrative Class	Putnam VT Focused International Equity Fund, Class IA
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$3,335	$12,737	$67	$5,347	$37,076	$18,307	$-
Net realized gain (loss) on investments	122	1,422	43	276	8,463	2,848	(1)
Change in net unrealized appreciation (depreciation) on investments	695	(1,996)	(3)	136	(16,108)	(11,312)	-

Net increase (decrease) in net assets resulting from operations	4,152	12,163	107	5,759	29,431	9,843	(1)

POLICY TRANSACTIONS:
Policy owners' net payments	55,061	200,193	1,109	8,061	19,157	61,656	-
Policy maintenance charges	(3,166)	(3,490)	(70)	(2,846)	(4,727)	(16,769)	-
Policy owners' benefits	-	-	-	(15,986)	(24,421)	-	-
Net transfers (to) from the Company and/or Subaccounts	-	3,437	(224)	8,928	1,411,434	18,662	1
Net Policy loan repayments (withdrawals)	-	-	-	-	-	(38,384)	-

Increase (decrease) in net assets resulting from Policy transactions	51,895	200,140	815	(1,843)	1,401,443	25,165	1

Total increase (decrease) in net assets	56,047	212,303	922	3,916	1,430,874	35,008	-

NET ASSETS:
Beginning of period	4,235	26,999	1,436	142,176	1,049,244	456,361	-

End of period	$60,282	$239,302	$2,358	$146,092	$2,480,118	$491,369	$-

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT High Yield Fund, Class IA	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Growth Fund, Class IA	Putnam VT Large Cap Value Fund, Class IA	Putnam VT Research Fund, Class IA	Putnam VT Small Cap Value Fund, Class IA
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$7,127	$7,116	$8,432	$1,142	$47,753	$12,794	$3,537
Net realized gain (loss) on investments	11,326	325	16,124	175,078	792,927	132,213	42,773
Change in net unrealized appreciation (depreciation) on investments	29,746	3,746	(5,524)	188,834	(200,859)	338,813	(34,483)

Net increase (decrease) in net assets resulting from operations	48,199	11,187	19,032	365,054	639,821	483,820	11,827

POLICY TRANSACTIONS:
Policy owners' net payments	131,640	64,560	77,282	462,385	824,180	1,109	5,586
Policy maintenance charges	(8,011)	(4,463)	(4,528)	(16,971)	(40,601)	(62,735)	(2,136)
Policy owners' benefits	(2,538)	-	(4,623)	(9,953)	(73,407)	(233,376)	(10,536)
Net transfers (to) from the Company and/or Subaccounts	(61,566)	713	2,668	606,269	1,281,233	(100,064)	64,867
Net Policy loan repayments (withdrawals)	-	-	(783)	-	(181)	(1,998)	(38,743)

Increase (decrease) in net assets resulting from Policy transactions	59,525	60,810	70,016	1,041,730	1,991,224	(397,064)	19,038

Total increase (decrease) in net assets	107,724	71,997	89,048	1,406,784	2,631,045	86,756	30,865

NET ASSETS:
Beginning of period	303,253	93,764	205,142	535,855	3,114,174	2,012,158	358,702

End of period	$410,977	$165,761	$294,190	$1,942,639	$5,745,219	$2,098,914	$389,567

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT Sustainable Future Fund, Class IA	T. Rowe Price Blue Chip Growth Portfolio, Class II	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Victory RS Small Cap Growth Equity VIP Series, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$1,861	$667	$65,792	$-
Net realized gain (loss) on investments	498	450,232	70	1,086	9,122	111
Change in net unrealized appreciation (depreciation) on investments	88	101,443	735	2,503	(36,964)	168

Net increase (decrease) in net assets resulting from operations	586	551,675	2,666	4,256	37,950	279

POLICY TRANSACTIONS:
Policy owners' net payments	5,278	171,488	38,939	39,896	45,483	-
Policy maintenance charges	(241)	(18,899)	(4,881)	(723)	(6,386)	(23)
Policy owners' benefits	-	(8,926)	-	-	(9,293)	-
Net transfers (to) from the Company and/or Subaccounts	15,565	(296,348)	21,552	(1,619)	1,725,686	(226)
Net Policy loan repayments (withdrawals)	-	(155,210)	-	-	(20,534)	-

Increase (decrease) in net assets resulting from Policy transactions	20,602	(307,895)	55,610	37,554	1,734,956	(249)

Total increase (decrease) in net assets	21,188	243,780	58,276	41,810	1,772,906	30

NET ASSETS:
Beginning of period	-	1,753,179	42,201	11,659	2,343,123	2,347

End of period	$21,188	$1,996,959	$100,477	$53,469	$4,116,029	$2,377

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2025

1.	ORGANIZATION

The Protective COLI VUL (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Protective Life Insurance Company (“PLICO” or the “Company”) on June 14, 2021, and exists in accordance with the regulations of the Nebraska Department of Insurance. The Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Policy owners based on the number and value of their units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Protection Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Policy owners may allocate some or all of the applicable net payments or transfer some or all of the Policy value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Policy owners' net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies.

The following is the variable life insurance product funded by the Separate Account:

Protective Executive Benefits Registered VUL

For the years or periods ended December 31, 2025 and 2024, the Separate Account offered up to 131 available Subaccount investment options, as follows:

American Funds IS Capital World Bond Fund, Class 2 (a)

American Funds IS Capital World Growth and Income Fund, Class 2

American Funds IS Global Small Capitalization Fund, Class 2

American Funds IS Growth Fund, Class 2

American Funds IS Growth-Income Fund, Class 2

American Funds IS International Fund, Class 2

American Funds IS New World Fund, Class 2

American Funds IS Washington Mutual Investors Fund, Class 2

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I

BlackRock Global Allocation V.I. Fund, Class I

BlackRock High Yield V.I. Fund, Class I

BNY Mellon Stock Index Fund, Inc., Initial Shares

ClearBridge Variable Mid Cap Portfolio, Class I

ClearBridge Variable Small Cap Growth Portfolio, Class I

Davis Financial Portfolio *

Dimensional VIT Inflation-Protected Securities Portfolio, Institutional

DWS Core Equity VIP, Class A (a)

DWS High Income VIP, Class A

DWS Small Cap Index VIP, Class A

Eaton Vance VT Floating-Rate Income Fund, Initial Class

Empower Aggressive Profile Fund, Investor Class

Empower Ariel Mid Cap Value Fund, Investor Class (a)

Empower Bond Index Fund, Investor Class

Empower Conservative Profile Fund, Investor Class

Empower Core Bond Fund, Investor Class

Empower Emerging Markets Equity Fund, Investor Class

Empower Global Bond Fund, Investor Class * (a)

Empower Government Money Market Fund, Investor Class (a)

Empower Inflation-Protected Securities Fund, Investor Class (a)

Empower International Index Fund, Investor Class

Empower International Value Fund, Investor Class

Empower Large Cap Growth Fund, Investor Class

Empower Large Cap Value Fund, Investor II Class * (a)

Empower Lifetime 2015 Fund, Investor Class

Empower Lifetime 2020 Fund, Investor Class

Empower Lifetime 2025 Fund, Investor Class

Empower Lifetime 2030 Fund, Investor Class

Empower Lifetime 2035 Fund, Investor Class

Empower Lifetime 2040 Fund, Investor Class

Empower Lifetime 2045 Fund, Investor Class

Empower Lifetime 2050 Fund, Investor Class

Empower Lifetime 2055 Fund, Investor Class

Empower Lifetime 2060 Fund, Investor Class

Empower Lifetime 2065 Fund, Investor Class (a)

Empower Mid Cap Value Fund, Investor Class

Empower Moderate Profile Fund, Investor Class

Empower Moderately Aggressive Profile Fund, Investor Class

Empower Moderately Conservative Profile Fund, Investor Class

Empower Multi-Sector Bond Fund, Investor Class

Empower Real Estate Index Fund, Investor Class

Empower S&P Mid Cap 400 Index Fund, Investor Class

Empower S&P Small Cap 600 Index Fund, Investor Class

Empower Short Duration Bond Fund, Investor Class

Empower Small Cap Growth Fund, Investor Class

Empower Small Cap Value Fund, Investor Class

Empower T. Rowe Price Mid Cap Growth Fund, Investor Class (a)

Empower U.S. Government Securities Fund, Investor Class

Federated Hermes High Income Bond Fund II, Primary Shares

Fidelity VIP Emerging Markets Portfolio, Service Class 2

Fidelity VIP Extended Market Index Portfolio, Service Class 2

Fidelity VIP Freedom 2025 Portfolio, Service Class 2 (a)

Fidelity VIP Freedom 2030 Portfolio, Service Class 2 (a)

Fidelity VIP Freedom 2035 Portfolio, Service Class 2 (a)

Fidelity VIP Freedom 2040 Portfolio, Service Class 2 (a)

Fidelity VIP Freedom 2045 Portfolio, Service Class 2 (a)

Fidelity VIP Freedom 2050 Portfolio, Service Class 2 (a)

Fidelity VIP Freedom 2055 Portfolio, Service Class 2 (a)

Fidelity VIP Freedom 2060 Portfolio, Service Class 2 (a)

Fidelity VIP Freedom 2065 Portfolio, Service Class 2 (a)

Fidelity VIP Freedom 2070 Portfolio, Service Class 2 *

Fidelity VIP Government Money Market Portfolio, Service Class 2 (a)

Fidelity VIP Index 500 Portfolio, Initial Class

Fidelity VIP International Index Portfolio, Service Class 2

Fidelity VIP Investment Grade Bond Portfolio, Service Class 2

Fidelity VIP Mid Cap Portfolio, Service Class 2 * (a)

Goldman Sachs VIT Government Money Market Fund, Service Class (a)

Invesco V.I. Diversified Dividend Fund, Series I (a)

Invesco V.I. EQV International Equity Fund, Series I

Invesco V.I. Global Real Estate Fund, Series I

Invesco V.I. Main Street Small Cap Fund, Series I

Janus Henderson VIT Balanced Portfolio, Institutional Shares

Janus Henderson VIT Enterprise Portfolio, Institutional Shares

Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares

Janus Henderson VIT Forty Portfolio, Institutional Shares

Janus Henderson VIT Global Sustainable Equity Portfolio, Institutional Shares * (a)

Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares

Lord Abbett Series Fund Total Return Portfolio, Class VC

LVIP American Century Capital Appreciation Fund, Standard Class II (a)

LVIP American Century Inflation Protection Fund, Service Class * (a)

LVIP American Century Mid Cap Value Fund, Standard Class II (a)

LVIP American Century Ultra Fund, Standard Class II (a)

LVIP American Century Value Fund, Standard Class II (a)

LVIP JPMorgan Small Cap Core Fund, Standard Class

LVIP JPMorgan U.S. Equity Fund, Standard Class

MFS VIT Growth Series, Initial Class

MFS VIT II International Growth Portfolio, Initial Class

MFS VIT II Research International Portfolio, Initial Class *

MFS VIT III Blended Research Small Cap Equity Portfolio, Initial Class

MFS VIT III Global Real Estate Portfolio, Initial Class

MFS VIT III Mid Cap Value Portfolio, Initial Class

MFS VIT Mid Cap Growth Series, Initial Class

MFS VIT New Discovery Series, Initial Class

MFS VIT Research Series, Initial Class

MFS VIT Total Return Bond Series, Initial Class

MFS VIT Value Series, Initial Class

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I * (a)

Neuberger Berman AMT Quality Equity Portfolio, Class I (a)

PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class

PIMCO VIT High Yield Portfolio, Administrative Class

PIMCO VIT Income Portfolio, Institutional Class

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged), Administrative Class

PIMCO VIT Low Duration Portfolio, Administrative Class

PIMCO VIT Real Return Portfolio, Administrative Class

PIMCO VIT Total Return Portfolio, Administrative Class

Putnam VT Focused International Equity Fund, Class IA

Putnam VT Global Asset Allocation Fund, Class IA

Putnam VT High Yield Fund, Class IA

Putnam VT Income Fund, Class IB (a)

Putnam VT International Value Fund, Class IA

Putnam VT Large Cap Growth Fund, Class IA

Putnam VT Large Cap Value Fund, Class IA

Putnam VT Research Fund, Class IA

Putnam VT Small Cap Value Fund, Class IA

Putnam VT Sustainable Future Fund, Class IA (a)

T. Rowe Price Blue Chip Growth Portfolio, Class II

VanEck VIP Global Resources Fund, Initial Class * (a)

Vanguard VIF Global Bond Index Portfolio

Vanguard VIF Real Estate Index Portfolio

Vanguard VIF Total Bond Market Index Portfolio

Victory RS Small Cap Growth Equity VIP Series, Class I (a)

* Policy owners held no investments in this Subaccount during 2025 or 2024. As such, no financial statements or notes are presented for this Subaccount.

(a) See Subaccount Changes tables below

Subaccount Changes: Trading Commencements

During 2025 and 2024, the following Subaccounts commenced trading:

Subaccount Name	Date Trading Commenced
American Funds IS Capital World Bond Fund, Class 2	December 23, 2025
DWS Core Equity VIP, Class A	January 8, 2025
Empower Inflation-Protected Securities Fund, Investor Class	January 18, 2024
Empower Lifetime 2065 Fund, Investor Class	August 22, 2025
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	January 10, 2024
Fidelity VIP Freedom 2025 Portfolio, Service Class 2	January 8, 2025
Fidelity VIP Freedom 2030 Portfolio, Service Class 2	July 12, 2024
Fidelity VIP Freedom 2035 Portfolio, Service Class 2	January 8, 2025
Fidelity VIP Freedom 2040 Portfolio, Service Class 2	October 18, 2024
Fidelity VIP Freedom 2045 Portfolio, Service Class 2	January 8, 2025
Fidelity VIP Freedom 2050 Portfolio, Service Class 2	January 8, 2025
Fidelity VIP Freedom 2055 Portfolio, Service Class 2	September 27, 2024
Fidelity VIP Freedom 2060 Portfolio, Service Class 2	January 8, 2025
Fidelity VIP Freedom 2065 Portfolio, Service Class 2	September 23, 2024
Fidelity VIP Government Money Market Portfolio, Service Class 2	May 17, 2024
Goldman Sachs VIT Government Money Market Fund, Service Class	June 12, 2024
Invesco V.I. Diversified Dividend Fund, Series I	December 13, 2024
Neuberger Berman AMT Quality Equity Portfolio, Class I	March 31, 2025
Putnam VT Income Fund, Class IB	March 4, 2025
Putnam VT Sustainable Future Fund, Class IA	February 15, 2024

Subaccount Change: Merger

During 2024, the following Subaccount was merged:

Original Subaccount	Merged Into	Date of Merger
Empower Ariel Mid Cap Value Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	October 25, 2024

Subaccount Changes: Liquidations

During 2025 and 2024, the following Subaccounts were liquidated:

Subaccount Name	Date of Liquidation
Empower Global Bond Fund, Investor Class	September 19, 2025
Empower Government Money Market Fund, Investor Class	June 14, 2024
Empower Large Cap Value Fund, Investor II Class	September 19, 2025
Fidelity VIP Mid Cap Portfolio, Service Class 2	September 19, 2025
Janus Henderson VIT Global Sustainable Equity Portfolio, Institutional Shares	April 30, 2025
LVIP American Century Inflation Protection Fund, Service Class	September 19, 2025
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	September 19, 2025
VanEck VIP Global Resources Fund, Initial Class	September 19, 2025
Victory RS Small Cap Growth Equity VIP Series, Class I	August 28, 2025

Subaccount Changes: Reorganizations

During 2024, the following Subaccounts were reorganized:

Previous Name	New Name	Date of Reorganization
American Century Investments VP Capital Appreciation Fund, Class I	LVIP American Century Capital Appreciation Fund, Standard Class II	April 26, 2024

American Century Investments VP Inflation Protection Fund, Class II	LVIP American Century Inflation Protection Fund, Service Class	April 26, 2024

American Century Investments VP Mid Cap Value Fund, Class I	LVIP American Century Mid Cap Value Fund, Standard Class II	April 26, 2024

American Century Investments VP Ultra Fund, Class I	LVIP American Century Ultra Fund, Standard Class II	April 26, 2024

American Century Investments VP Value Fund, Class I	LVIP American Century Value Fund, Standard Class II	April 26, 2024

Subaccount Change: Name Change

During 2025, the following Subaccount changed its name:

Previous Name	New Name	Date of Change
Neuberger Berman AMT Sustainable Equity Portfolio, Class I	Neuberger Berman AMT Quality Equity Portfolio, Class I	July 28, 2025

The financial statements are presented based on the periods noted in the above Subaccount Changes tables which may result in the exclusion from certain financial statements.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for pending claims payouts and accruals for the variance between investments and reserves applicable to the Subaccount.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2025. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Policies.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and notes of the underlying Subaccounts identified in note 1, Organization.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended (as designated in note 1, Organization, if applicable) December 31, 2025 were as follows:

Subaccount	Purchases	Sales
American Funds IS Capital World Bond Fund, Class 2	$12,088	$100
American Funds IS Capital World Growth and Income Fund, Class 2	109,235	20,352
American Funds IS Global Small Capitalization Fund, Class 2	164,191	273,497
American Funds IS Growth Fund, Class 2	1,651,304	1,728,847
American Funds IS Growth-Income Fund, Class 2	257,137	150,212
American Funds IS International Fund, Class 2	354,909	386,305
American Funds IS New World Fund, Class 2	679,600	516,777
American Funds IS Washington Mutual Investors Fund, Class 2	639,773	230,815
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	1,890,287	1,630,448
BlackRock Global Allocation V.I. Fund, Class I	207,462	207,863
BlackRock High Yield V.I. Fund, Class I	1,704,279	1,306,579
BNY Mellon Stock Index Fund, Inc., Initial Shares	791,565	1,038,633
ClearBridge Variable Mid Cap Portfolio, Class I	322,080	240,693
ClearBridge Variable Small Cap Growth Portfolio, Class I	270,969	344,294
Dimensional VIT Inflation-Protected Securities Portfolio, Institutional	1,310,775	968,101
DWS Core Equity VIP, Class A	46,085	12,131
DWS High Income VIP, Class A	80,582	4,210
DWS Small Cap Index VIP, Class A	1,483,062	1,753,968
Eaton Vance VT Floating-Rate Income Fund, Initial Class	32,015	837,181
Empower Aggressive Profile Fund, Investor Class	267,178	138,800
Empower Bond Index Fund, Investor Class	623,236	870,620
Empower Conservative Profile Fund, Investor Class	289,155	81,016
Empower Core Bond Fund, Investor Class	280,976	191,854
Empower Emerging Markets Equity Fund, Investor Class	51,178	54,785
Empower Inflation-Protected Securities Fund, Investor Class	283,167	48,804
Empower International Index Fund, Investor Class	1,689,486	2,726,354
Empower International Value Fund, Investor Class	547,693	1,116,923
Empower Large Cap Growth Fund, Investor Class	2,366,208	2,562,864
Empower Lifetime 2015 Fund, Investor Class	130,277	46,048
Empower Lifetime 2020 Fund, Investor Class	393,355	240,275
Empower Lifetime 2025 Fund, Investor Class	972,188	254,195
Empower Lifetime 2030 Fund, Investor Class	2,759,290	1,365,562
Empower Lifetime 2035 Fund, Investor Class	3,017,821	2,083,190
Empower Lifetime 2040 Fund, Investor Class	2,308,891	1,603,480
Empower Lifetime 2045 Fund, Investor Class	1,633,535	757,964
Empower Lifetime 2050 Fund, Investor Class	731,550	347,081
Empower Lifetime 2055 Fund, Investor Class	1,497,735	239,386
Empower Lifetime 2060 Fund, Investor Class	161,657	274,319
Empower Lifetime 2065 Fund, Investor Class	9,217	23
Empower Mid Cap Value Fund, Investor Class	190,268	93,943
Empower Moderate Profile Fund, Investor Class	1,010,161	37,273
Empower Moderately Aggressive Profile Fund, Investor Class	137,242	192,869
Empower Moderately Conservative Profile Fund, Investor Class	142,208	47,013

Subaccount	Purchases		Sales
Empower Multi-Sector Bond Fund, Investor Class	$206,104		$298,186
Empower Real Estate Index Fund, Investor Class	190,380		211,351
Empower S&P Mid Cap 400 Index Fund, Investor Class	2,454,024		2,780,517
Empower S&P Small Cap 600 Index Fund, Investor Class	628,529		1,014,673
Empower Short Duration Bond Fund, Investor Class	585,887		409,737
Empower Small Cap Growth Fund, Investor Class	253,835		193,111
Empower Small Cap Value Fund, Investor Class	318,758		299,152
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	274,381		100,971
Empower U.S. Government Securities Fund, Investor Class	800,440		261,700
Federated Hermes High Income Bond Fund II, Primary Shares	1,569,843		780,517
Fidelity VIP Emerging Markets Portfolio, Service Class 2	253,028		237,542
Fidelity VIP Extended Market Index Portfolio, Service Class 2	696,269		160,298
Fidelity VIP Freedom 2025 Portfolio, Service Class 2	14,110		779
Fidelity VIP Freedom 2030 Portfolio, Service Class 2	325,575		58,158
Fidelity VIP Freedom 2035 Portfolio, Service Class 2	294,434		17,408
Fidelity VIP Freedom 2040 Portfolio, Service Class 2	84,578		20,958
Fidelity VIP Freedom 2045 Portfolio, Service Class 2	49,258		2,006
Fidelity VIP Freedom 2050 Portfolio, Service Class 2	43,157		1,994
Fidelity VIP Freedom 2055 Portfolio, Service Class 2	43,074		2,970
Fidelity VIP Freedom 2060 Portfolio, Service Class 2	9,534		1,660
Fidelity VIP Freedom 2065 Portfolio, Service Class 2	66,637		32,986
Fidelity VIP Government Money Market Portfolio, Service Class 2	14,284,256		11,752,020
Fidelity VIP Index 500 Portfolio, Initial Class	16,505,365		18,400,289
Fidelity VIP International Index Portfolio, Service Class 2	3,526,120		709,089
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	39,403		1,838
Goldman Sachs VIT Government Money Market Fund, Service Class	30,837,467		30,580,834
Invesco V.I. Diversified Dividend Fund, Series I	91,596		93,063
Invesco V.I. EQV International Equity Fund, Series I	12,003		910
Invesco V.I. Global Real Estate Fund, Series I	9,717		58,570
Invesco V.I. Main Street Small Cap Fund, Series I	359,766		292,541
Janus Henderson VIT Balanced Portfolio, Institutional Shares	577,003		89,547
Janus Henderson VIT Enterprise Portfolio, Institutional Shares	964,861		594,097
Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	3,273,690		2,111,622
Janus Henderson VIT Forty Portfolio, Institutional Shares	453,648		202,115
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	908,967		633,430
Lord Abbett Series Fund Total Return Portfolio, Class VC	131,835		41,006
LVIP American Century Capital Appreciation Fund, Standard Class II	15,122		3,153
LVIP American Century Mid Cap Value Fund, Standard Class II	332,569		217,990
LVIP American Century Ultra Fund, Standard Class II	340,505		600,534
LVIP American Century Value Fund, Standard Class II	194,512		95,780
LVIP JPMorgan Small Cap Core Fund, Standard Class	413,000		260,289
LVIP JPMorgan U.S. Equity Fund, Standard Class	0	*	37,215
MFS VIT Growth Series, Initial Class	206,852		551,214
MFS VIT II International Growth Portfolio, Initial Class	965,103		600,898
MFS VIT III Blended Research Small Cap Equity Portfolio, Initial Class	12,963		38,290
MFS VIT III Global Real Estate Portfolio, Initial Class	569,600		454,379
MFS VIT III Mid Cap Value Portfolio, Initial Class	996,208		823,460
MFS VIT Mid Cap Growth Series, Initial Class	585,554		1,171,387

Subaccount	Purchases	Sales
MFS VIT New Discovery Series, Initial Class	$63,691	$42,294
MFS VIT Research Series, Initial Class	27,131	4,813
MFS VIT Total Return Bond Series, Initial Class	3,445,834	689,135
MFS VIT Value Series, Initial Class	449,945	292,542
Neuberger Berman AMT Quality Equity Portfolio, Class I	19,258	5,501
PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class	583,084	89,749
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class	180,926	555,789
PIMCO VIT High Yield Portfolio, Administrative Class	150,291	9,548
PIMCO VIT Income Portfolio, Institutional Class	567,574	170,799
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged), Administrative Class	86,780	4,306
PIMCO VIT Low Duration Portfolio, Administrative Class	692,943	44,898
PIMCO VIT Real Return Portfolio, Administrative Class	1,945,531	834,649
PIMCO VIT Total Return Portfolio, Administrative Class	134,301	185,028
Putnam VT Global Asset Allocation Fund, Class IA	168,123	37,779
Putnam VT High Yield Fund, Class IA	103,967	47,414
Putnam VT Income Fund, Class IB	631,756	21,061
Putnam VT International Value Fund, Class IA	572,671	208,385
Putnam VT Large Cap Growth Fund, Class IA	1,685,144	1,305,990
Putnam VT Large Cap Value Fund, Class IA	3,095,510	1,919,214
Putnam VT Research Fund, Class IA	239,592	556,815
Putnam VT Small Cap Value Fund, Class IA	172,349	107,648
Putnam VT Sustainable Future Fund, Class IA	37,607	16,018
T. Rowe Price Blue Chip Growth Portfolio, Class II	3,750,322	2,053,643
Vanguard VIF Global Bond Index Portfolio	286,108	38,326
Vanguard VIF Real Estate Index Portfolio	149,053	117,578
Vanguard VIF Total Bond Market Index Portfolio	6,196,130	4,105,493
Victory RS Small Cap Growth Equity VIP Series, Class I	28,520	34,711

* The Subaccount has dollars that round to less than one.

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended (as designated in note 1, Organization, if applicable) December 31, 2025 and 2024 were as follows:

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS Capital World Bond Fund, Class 2	1,122	9	1,113	-	-	-
American Funds IS Capital World Growth and Income Fund, Class 2	6,878	1,345	5,533	5,782	4,736	1,046
American Funds IS Global Small Capitalization Fund, Class 2	14,863	28,283	(13,420)	22,150	18,819	3,331
American Funds IS Growth Fund, Class 2	73,822	102,721	(28,899)	426,039	335,845	90,194
American Funds IS Growth-Income Fund, Class 2	12,648	8,720	3,928	9,601	6,723	2,878
American Funds IS International Fund, Class 2	31,843	36,292	(4,449)	18,733	8,488	10,245
American Funds IS New World Fund, Class 2	45,615	41,340	4,275	316,142	224,704	91,438
American Funds IS Washington Mutual Investors Fund, Class 2	41,148	15,149	25,999	7,374	24,784	(17,410)
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	128,383	124,061	4,322	88,117	40,992	47,125
BlackRock Global Allocation V.I. Fund, Class I	12,366	17,196	(4,830)	12,153	6,052	6,101
BlackRock High Yield V.I. Fund, Class I	123,979	106,907	17,072	309,816	217,732	92,084
BNY Mellon Stock Index Fund, Inc., Initial Shares	38,930	62,071	(23,141)	41,907	42,074	(167)
ClearBridge Variable Mid Cap Portfolio, Class I	22,965	18,971	3,994	13,799	9,076	4,723
ClearBridge Variable Small Cap Growth Portfolio, Class I	25,080	34,418	(9,338)	26,375	16,884	9,491
Dimensional VIT Inflation-Protected Securities Portfolio, Institutional	123,167	95,319	27,848	65,572	24,484	41,088
DWS Core Equity VIP, Class A	2,604	713	1,891	-	-	-
DWS High Income VIP, Class A	6,326	353	5,973	832	1,666	(834)
DWS Small Cap Index VIP, Class A	84,376	138,425	(54,049)	734,994	544,782	190,212
Eaton Vance VT Floating-Rate Income Fund, Initial Class	11	67,534	(67,523)	134,626	93,573	41,053
Empower Aggressive Profile Fund, Investor Class	15,686	9,758	5,928	10,889	3,505	7,384
Empower Ariel Mid Cap Value Fund, Investor Class	-	-	-	1,016	19,267	(18,251)
Empower Bond Index Fund, Investor Class	64,922	94,542	(29,620)	14,983	7,340	7,643
Empower Conservative Profile Fund, Investor Class	24,156	7,086	17,070	6,919	2,425	4,494
Empower Core Bond Fund, Investor Class	28,352	20,947	7,405	11,012	2,173	8,839
Empower Emerging Markets Equity Fund, Investor Class	4,786	5,217	(431)	4,180	13,373	(9,193)
Empower Government Money Market Fund, Investor Class	-	-	-	2,252,449	3,352,681	(1,100,232)
Empower Inflation-Protected Securities Fund, Investor Class	25,149	4,442	20,707	11,119	5,039	6,080
Empower International Index Fund, Investor Class	99,011	186,577	(87,566)	929,421	659,490	269,931
Empower International Value Fund, Investor Class	30,279	79,823	(49,544)	27,169	8,244	18,925
Empower Large Cap Growth Fund, Investor Class	127,866	158,857	(30,991)	144,086	17,715	126,371
Empower Lifetime 2015 Fund, Investor Class	10,389	3,945	6,444	4,399	1,157	3,242
Empower Lifetime 2020 Fund, Investor Class	30,627	20,202	10,425	41,703	26,323	15,380

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Empower Lifetime 2025 Fund, Investor Class	70,420	21,336	49,084	110,106	54,257	55,849
Empower Lifetime 2030 Fund, Investor Class	204,925	112,286	92,639	153,648	66,920	86,728
Empower Lifetime 2035 Fund, Investor Class	223,674	162,726	60,948	169,989	182,422	(12,433)
Empower Lifetime 2040 Fund, Investor Class	169,404	123,822	45,582	83,162	66,174	16,988
Empower Lifetime 2045 Fund, Investor Class	115,919	56,668	59,251	52,025	49,262	2,763
Empower Lifetime 2050 Fund, Investor Class	48,931	25,733	23,198	51,829	27,656	24,173
Empower Lifetime 2055 Fund, Investor Class	112,367	17,678	94,689	18,125	7,105	11,020
Empower Lifetime 2060 Fund, Investor Class	10,407	19,815	(9,408)	12,938	5,590	7,348
Empower Lifetime 2065 Fund, Investor Class	800	2	798	-	-	-
Empower Mid Cap Value Fund, Investor Class	10,702	5,874	4,828	17,767	9,485	8,282
Empower Moderate Profile Fund, Investor Class	71,419	2,813	68,606	1,671	1,174	497
Empower Moderately Aggressive Profile Fund, Investor Class	8,762	13,871	(5,109)	8,457	5,513	2,944
Empower Moderately Conservative Profile Fund, Investor Class	9,186	3,851	5,335	7,132	12,928	(5,796)
Empower Multi-Sector Bond Fund, Investor Class	18,470	27,755	(9,285)	19,807	26,942	(7,135)
Empower Real Estate Index Fund, Investor Class	14,106	16,156	(2,050)	15,115	13,398	1,717
Empower S&P Mid Cap 400 Index Fund, Investor Class	145,190	192,363	(47,173)	437,225	314,738	122,487
Empower S&P Small Cap 600 Index Fund, Investor Class	42,011	76,047	(34,036)	50,180	17,162	33,018
Empower Short Duration Bond Fund, Investor Class	49,016	37,476	11,540	218,655	147,630	71,025
Empower Small Cap Growth Fund, Investor Class	20,207	17,013	3,194	18,738	5,837	12,901
Empower Small Cap Value Fund, Investor Class	20,680	19,693	987	36,200	27,665	8,535
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	22,704	8,559	14,145	7,481	1,125	6,356
Empower U.S. Government Securities Fund, Investor Class	79,372	28,178	51,194	89,645	29,608	60,037
Federated Hermes High Income Bond Fund II, Primary Shares	129,005	67,668	61,337	45,571	1,636	43,935
Fidelity VIP Emerging Markets Portfolio, Service Class 2	22,421	21,264	1,157	19,742	4,934	14,808
Fidelity VIP Extended Market Index Portfolio, Service Class 2	51,878	12,637	39,241	16,717	7,705	9,012
Fidelity VIP Freedom 2025 Portfolio, Service Class 2	1,253	69	1,184	-	-	-
Fidelity VIP Freedom 2030 Portfolio, Service Class 2	25,192	5,101	20,091	35,772	5	35,767
Fidelity VIP Freedom 2035 Portfolio, Service Class 2	26,053	1,524	24,529	-	-	-
Fidelity VIP Freedom 2040 Portfolio, Service Class 2	6,772	1,695	5,077	2,735	6	2,729
Fidelity VIP Freedom 2045 Portfolio, Service Class 2	4,394	169	4,225	-	-	-
Fidelity VIP Freedom 2050 Portfolio, Service Class 2	3,697	169	3,528	-	-	-
Fidelity VIP Freedom 2055 Portfolio, Service Class 2	3,307	248	3,059	2,446	16	2,430
Fidelity VIP Freedom 2060 Portfolio, Service Class 2	805	140	665	-	-	-
Fidelity VIP Freedom 2065 Portfolio, Service Class 2	5,436	2,945	2,491	1,824	12	1,812
Fidelity VIP Government Money Market Portfolio, Service Class 2	1,307,405	1,121,585	185,820	1,663,959	305,041	1,358,918
Fidelity VIP Index 500 Portfolio, Initial Class	1,020,674	1,175,865	(155,191)	2,068,546	1,002,371	1,066,175

	2025				2024
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity VIP International Index Portfolio, Service Class 2	243,977		53,241	190,736	65,004	5,866	59,138
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	3,361		170	3,191	5,092	2,794	2,298
Goldman Sachs VIT Government Money Market Fund, Service Class	2,912,565		2,889,520	23,045	7,726,089	7,702,965	23,124
Invesco V.I. Diversified Dividend Fund, Series I	7,477		7,477	-	21	21	-
Invesco V.I. EQV International Equity Fund, Series I	686		77	609	3,860	40	3,820
Invesco V.I. Global Real Estate Fund, Series I	908		5,697	(4,789)	142	45	97
Invesco V.I. Main Street Small Cap Fund, Series I	19,051		20,695	(1,644)	12,322	17,257	(4,935)
Janus Henderson VIT Balanced Portfolio, Institutional Shares	32,840		6,300	26,540	25,869	7,415	18,454
Janus Henderson VIT Enterprise Portfolio, Institutional Shares	51,981		41,602	10,379	252,054	167,648	84,406
Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	306,812		218,061	88,751	857,881	592,612	265,269
Janus Henderson VIT Forty Portfolio, Institutional Shares	20,287		11,740	8,547	33,771	7,704	26,067
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	45,939		37,712	8,227	31,295	16,082	15,213
Lord Abbett Series Fund Total Return Portfolio, Class VC	12,676		4,196	8,480	3,004	2,249	755
LVIP American Century Capital Appreciation Fund, Standard Class II	168		250	(82)	3,893	7,544	(3,651)
LVIP American Century Mid Cap Value Fund, Standard Class II	19,776		14,841	4,935	23,529	30,152	(6,623)
LVIP American Century Ultra Fund, Standard Class II	19,509		38,312	(18,803)	105,923	196,117	(90,194)
LVIP American Century Value Fund, Standard Class II	9,681		5,987	3,694	29,513	20,820	8,693
LVIP JPMorgan Small Cap Core Fund, Standard Class	29,849		20,171	9,678	20,391	5,813	14,578
LVIP JPMorgan U.S. Equity Fund, Standard Class	0	*	2,236	(2,236)	2,159	9,038	(6,879)
MFS VIT Growth Series, Initial Class	10,844		34,697	(23,853)	37,391	3,323	34,068
MFS VIT II International Growth Portfolio, Initial Class	65,513		44,836	20,677	29,243	14,029	15,214
MFS VIT III Blended Research Small Cap Equity Portfolio, Initial Class	521		2,744	(2,223)	719	2,812	(2,093)
MFS VIT III Global Real Estate Portfolio, Initial Class	49,712		42,352	7,360	269,328	192,623	76,705
MFS VIT III Mid Cap Value Portfolio, Initial Class	43,787		51,868	(8,081)	207,989	142,875	65,114
MFS VIT Mid Cap Growth Series, Initial Class	31,626		97,954	(66,328)	28,289	17,340	10,949
MFS VIT New Discovery Series, Initial Class	5,511		3,969	1,542	3,694	2,646	1,048
MFS VIT Research Series, Initial Class	1,171		309	862	1,202	81	1,121
MFS VIT Total Return Bond Series, Initial Class	320,739		68,040	252,699	791,288	521,986	269,302
MFS VIT Value Series, Initial Class	18,164		18,889	(725)	55,476	7,252	48,224
Neuberger Berman AMT Quality Equity Portfolio, Class I	1,088		315	773	-	-	-
PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class	35,661		5,486	30,175	7,603	6,347	1,256
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class	16,092		59,177	(43,085)	35,222	17,765	17,457
PIMCO VIT High Yield Portfolio, Administrative Class	12,202		837	11,365	5,245	280	4,965
PIMCO VIT Income Portfolio, Institutional Class	45,740		14,284	31,456	23,530	4,992	18,538
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged), Administrative Class	7,694		386	7,308	273	196	77
PIMCO VIT Low Duration Portfolio, Administrative Class	63,921		4,215	59,706	2,681	2,922	(241)

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
PIMCO VIT Real Return Portfolio, Administrative Class	176,593	80,274	96,319	346,241	204,809	141,432
PIMCO VIT Total Return Portfolio, Administrative Class	11,914	19,140	(7,226)	24,723	22,184	2,539
Putnam VT Focused International Equity Fund, Class IA	-	-	-	68	68	-
Putnam VT Global Asset Allocation Fund, Class IA	7,261	2,586	4,675	11,168	6,902	4,266
Putnam VT High Yield Fund, Class IA	7,854	4,090	3,764	7,458	1,816	5,642
Putnam VT Income Fund, Class IB	66,306	2,242	64,064	-	-	-
Putnam VT International Value Fund, Class IA	36,158	13,529	22,629	14,178	8,505	5,673
Putnam VT Large Cap Growth Fund, Class IA	86,273	75,362	10,911	104,705	32,543	72,162
Putnam VT Large Cap Value Fund, Class IA	138,103	101,511	36,592	409,861	292,943	116,918
Putnam VT Research Fund, Class IA	5,498	31,618	(26,120)	1,601	27,683	(26,082)
Putnam VT Small Cap Value Fund, Class IA	8,075	6,408	1,667	19,314	18,861	453
Putnam VT Sustainable Future Fund, Class IA	3,027	1,430	1,597	3,437	1,484	1,953
T. Rowe Price Blue Chip Growth Portfolio, Class II	221,240	132,022	89,218	57,039	82,562	(25,523)
Vanguard VIF Global Bond Index Portfolio	28,421	3,960	24,461	6,953	915	6,038
Vanguard VIF Real Estate Index Portfolio	12,466	9,793	2,673	3,787	189	3,598
Vanguard VIF Total Bond Market Index Portfolio	620,848	424,809	196,039	267,485	81,202	186,283
Victory RS Small Cap Growth Equity VIP Series, Class I	4,233	4,531	(298)	115	146	(31)

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The charges below are the current expenses deducted by Subaccount from the Policy as a redemption of units. Charges may vary based on factors such as face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured's age at time of face increase, and/or age of the Policy. The charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

Expense Type	Range
Policy Expense Charge
This charge is assessed to reimburse the Company for sales expenses, underwriting and issue expenses, and the average premium tax expense incurred when issuing Policies. The charge is assessed on each premium payment received; this deduction in turn reduces Policy owners' net payments on the Statements of Changes in Net Assets.	6.0% - 10.0% of each premium payment

Monthly Standard Administrative Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$7.50 - $10.00 per month

Mortality and Expense Risk Charge
This charge is assessed to reimburse the Company for assuming mortality and expense risks. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges in the Statements of Changes in Net Assets.	a monthly charge amounting to a per annum aggregate of 0.10% - 0.90% of the Subaccounts

Transfer Charge
This charge is assessed to reimburse the Company for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$10 per transfer after the first 12 transfers in any Policy year

Withdrawal Charge
This charge is assessed to reimburse the Company for costs incurred from withdrawals. The charge is deducted annually, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$25 for any Policy year that had two or more partial withdrawals

Charge for Optional Benefits
This charge is assessed to reimburse the Company for costs and risks stemming from optional living and/or death benefits elected by the Policy owner. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.01 - $83.33 per $1,000 of net amount at risk

Expense Type	Range
Cost of Insurance Charge (COI)
This charge is assessed to reimburse the Company for the cost of providing the death benefit. The charge is assessed on the Policy's monthly anniversary day, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.01 - $83.33 per $1,000 of net amount at risk per month

Charge for Invoking the Terminal Illness Accelerated Death Benefit Endorsement
This charge is assessed to reimburse the Company for costs incurred from invoking the Terminal Illness Accelerated Death Benefit Endorsement. The charge is deducted upon invocation, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$150 upon invocation

Change of Insured Endorsement Charge
This charge is assessed to reimburse the Company for costs incurred from a change of insured endorsement. The charge is deducted upon each change request, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$400 per change

Change of Death Benefit Option Charge
This charge is assessed to reimburse the Company for costs incurred from a change of death benefit option. The charge is deducted upon each change request, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$100 per change

Loan Interest Rate Spread
The loan interest rate spread is the difference between the amount of interest charged on outstanding loan balances and the amount of interest credited to amounts held in the guaranteed account that secures the loans. The deduction is withdrawn annually, assessed through a redemption of units, and recorded as net Policy loan repayments (withdrawals) within the Statements of Changes in Net Assets.	0.90% - 1.50% of the loan balance

The Company offers a loan privilege to certain Policy owners. Such Policy owners may obtain loans using the Policy’s value as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended.

6.	FINANCIAL HIGHLIGHTS

The Company sells one variable life product that is funded by the Separate Account. A summary of the units outstanding, unit fair values, net assets for variable Policies, investment income ratios, and total returns for each of the five years or periods ended December 31, 2025 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
American Funds IS Capital World Bond Fund, Class 2
2025	1		$10.80	$12	0.00%	0.20%
American Funds IS Capital World Growth and Income Fund, Class 2
2025	7		16.69	114	2.60%	24.80%
2024	1		13.37	17	1.97%	14.00%
2023	0	*	11.73	3	0.00%	4.94%
American Funds IS Global Small Capitalization Fund, Class 2
2025	68		10.87	740	0.34%	14.64%
2024	82		9.48	773	1.04%	2.33%
2023	78		9.27	724	0.27%	16.17%
2022	44		7.98	352	0.00%	(29.55)%
2021	27		11.32	309	0.00%	(1.38)%
American Funds IS Growth Fund, Class 2
2025	316		19.21	6,071	0.15%	20.23%
2024	345		15.98	5,511	0.35%	31.63%
2023	255		12.14	3,092	0.41%	38.48%
2022	168		8.77	1,474	0.42%	(29.94)%
2021	19		12.51	242	0.26%	7.10%
American Funds IS Growth-Income Fund, Class 2
2025	14		19.43	279	1.07%	18.06%
2024	10		16.46	171	1.30%	24.23%
2023	8		13.25	100	1.65%	26.14%
2022	4		10.50	41	3.11%	(4.16)%
American Funds IS International Fund, Class 2
2025	62		12.32	769	1.34%	26.76%
2024	67		9.72	650	1.22%	3.16%
2023	57		9.42	533	1.57%	15.84%
2022	34		8.13	272	3.00%	(20.79)%
2021	1		10.27	15	5.29%	(3.48)%
American Funds IS New World Fund, Class 2
2025	211		13.48	2,842	1.13%	28.30%
2024	207		10.51	2,171	1.57%	6.56%
2023	115		9.86	1,135	1.59%	16.00%
2022	85		8.50	720	1.50%	(22.10)%
2021	1		10.91	14	2.19%	0.48%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
American Funds IS Washington Mutual Investors Fund, Class 2
2025	36	$16.23	$581	1.47%	17.21%
2024	10	13.85	136	1.65%	19.14%
2023	27	11.62	316	1.96%	17.29%
2022	26	9.91	258	4.66%	11.56%
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I
2025	240	14.47	3,474	2.65%	15.68%
2024	236	12.51	2,949	2.50%	11.64%
2023	189	11.20	2,114	2.70%	15.62%
2022	94	9.69	914	3.58%	(14.82)%
2021	16	11.38	177	3.69%	4.38%
BlackRock Global Allocation V.I. Fund, Class I
2025	35	13.61	476	3.71%	19.80%
2024	40	11.36	452	1.43%	9.23%
2023	34	10.40	350	2.58%	12.83%
2022	20	9.22	187	0.00%	(15.86)%
2021	5	10.95	55	1.06%	0.16%
BlackRock High Yield V.I. Fund, Class I
2025	236	12.75	3,013	6.73%	9.18%
2024	219	11.67	2,560	6.88%	8.27%
2023	127	10.78	1,372	6.56%	13.19%
2022	118	9.53	1,121	3.26%	(10.34)%
2021	21	10.63	219	1.95%	1.93%
BNY Mellon Stock Index Fund, Inc., Initial Shares
2025	81	19.70	1,591	0.96%	17.53%
2024	104	16.77	1,742	1.14%	24.66%
2023	104	13.45	1,399	1.52%	25.93%
2022	59	10.68	635	2.10%	(18.32)%
2021	6	13.07	83	0.68%	12.90%
ClearBridge Variable Mid Cap Portfolio, Class I
2025	36	12.95	461	0.29%	4.35%
2024	32	12.41	393	0.64%	10.01%
2023	27	11.28	304	0.15%	12.92%
2022	13	9.99	133	0.58%	(25.31)%
2021	3	13.38	40	0.00%	7.95%
ClearBridge Variable Small Cap Growth Portfolio, Class I
2025	27	10.43	286	0.00%	9.23%
2024	37	9.55	351	0.00%	4.50%
2023	27	9.14	249	0.00%	8.40%
2022	18	8.43	154	0.00%	(28.85)%
2021	5	11.85	62	0.00%	(7.17)%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Dimensional VIT Inflation-Protected Securities Portfolio, Institutional
2025	133		$10.52	$1,397		4.51%	7.55%
2024	105		9.78	1,027		3.72%	1.88%
2023	64		9.60	613		5.21%	4.02%
2022	19		9.23	179		16.19%	(12.45)%
2021	0	*	10.54	2		6.04%	2.50%
DWS Core Equity VIP, Class A
2025	2		19.08	36		0.76%	15.74%
DWS High Income VIP, Class A
2025	10		12.41	124		5.43%	8.94%
2024	4		11.40	46		6.09%	7.14%
2023	5		10.64	52		5.68%	11.34%
2022	5		9.55	51		6.77%	(8.88)%
2021	11		10.48	119		0.00%	0.82%
DWS Small Cap Index VIP, Class A
2025	429		13.88	5,958		1.35%	12.64%
2024	483		12.33	5,956		0.93%	11.15%
2023	293		11.09	3,249		1.07%	16.76%
2022	217		9.50	2,064		0.22%	(20.64)%
2021	9		11.97	105		0.00%	1.64%
Eaton Vance VT Floating-Rate Income Fund, Initial Class
2025	3		12.61	39		7.09%	3.95%
2024	71		12.13	857		7.67%	7.68%
2023	30		11.27	333		8.20%	11.21%
2022	23		10.13	237		3.08%	(2.74)%
2021	0	*	10.42	0	*	214.38%	1.43%
Empower Aggressive Profile Fund, Investor Class
2025	35		15.93	560		2.26%	17.42%
2024	29		13.57	396		3.57%	11.94%
2023	22		12.12	264		3.92%	16.94%
2022	10		10.37	99		2.36%	(15.17)%
2021	1		12.22	10		16.29%	2.46%
Empower Ariel Mid Cap Value Fund, Investor Class
2024	-		-	-		1.05%	6.66%
2023	18		12.45	227		2.58%	10.45%
2022	9		11.27	100		3.92%	(12.94)%
2021	13		12.95	165		0.00%	(1.28)%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Empower Bond Index Fund, Investor Class
2025	52		$9.54	$500		3.74%	6.62%
2024	82		8.95	734		2.40%	0.82%
2023	74		8.88	660		1.93%	5.02%
2022	50		8.45	425		2.42%	(13.68)%
2021	0	*	9.79	0	*	52.26%	(1.80)%
Empower Conservative Profile Fund, Investor Class
2025	31		11.90	374		3.71%	8.19%
2024	14		11.00	158		3.63%	5.09%
2023	10		10.47	103		3.69%	8.25%
2022	4		9.67	43		2.06%	(9.93)%
2021	1		10.74	9		6.22%	1.90%
Empower Core Bond Fund, Investor Class
2025	35		9.71	338		5.93%	6.75%
2024	27		9.09	249		3.51%	1.53%
2023	19		8.96	166		2.04%	6.20%
2022	10		8.43	88		1.34%	(14.70)%
2021	3		9.89	33		0.36%	(0.84)%
Empower Emerging Markets Equity Fund, Investor Class
2025	2		12.16	23		0.93%	32.78%
2024	2		9.16	21		1.00%	9.85%
2023	11		8.34	96		2.22%	9.67%
2022	9		7.60	71		2.71%	(22.34)%
2021	0	*	9.79	0	*	6.32%	(4.00)%
Empower Government Money Market Fund, Investor Class
2024	-		-	-		2.27%	2.28%
2023	1,100		10.58	11,643		4.51%	4.54%
2022	574		10.12	5,809		1.78%	1.22%
2021	152		10.00	1,519		0.01%	0.01%
Empower Inflation-Protected Securities Fund, Investor Class
2025	27		11.06	296		6.17%	6.75%
2024	6		10.36	63		4.11%	2.80%
Empower International Index Fund, Investor Class
2025	542		15.37	8,336		2.02%	30.92%
2024	630		11.74	7,395		1.34%	2.92%
2023	360		11.41	4,107		2.25%	17.52%
2022	326		9.71	3,164		3.38%	(14.74)%
2021	1		11.38	14		3.91%	2.16%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Empower International Value Fund, Investor Class
2025	129		$16.72	$2,152		1.49%	39.10%
2024	178		12.02	2,143		1.68%	5.46%
2023	159		11.40	1,816		1.51%	18.03%
2022	156		9.66	1,508		1.67%	(15.18)%
2021	42		11.39	480		2.80%	(0.73)%
Empower Large Cap Growth Fund, Investor Class
2025	140		18.16	2,535		0.00%	13.98%
2024	171		15.93	2,718		0.00%	25.44%
2023	44		12.70	562		0.10%	33.57%
2022	17		9.51	164		0.59%	(23.16)%
2021	1		12.37	14		0.51%	7.14%
Empower Lifetime 2015 Fund, Investor Class
2025	12		12.47	145		5.15%	10.14%
2024	5		11.33	58		3.56%	6.43%
2023	2		10.64	20		3.17%	10.33%
2022	1		9.64	10		3.13%	(12.27)%
2021	0	*	10.99	1		3.16%	2.29%
Empower Lifetime 2020 Fund, Investor Class
2025	53		12.67	671		3.06%	10.69%
2024	43		11.44	487		3.65%	6.95%
2023	27		10.70	291		6.43%	10.97%
2022	0	*	9.64	0	*	1.90%	(10.51)%
Empower Lifetime 2025 Fund, Investor Class
2025	183		12.94	2,364		3.16%	11.70%
2024	134		11.58	1,548		3.14%	7.33%
2023	78		10.79	840		2.21%	11.91%
2022	36		9.64	343		1.73%	(13.83)%
2021	30		11.19	334		3.77%	2.68%
Empower Lifetime 2030 Fund, Investor Class
2025	400		13.39	5,363		2.98%	12.97%
2024	308		11.86	3,649		3.08%	8.06%
2023	221		10.97	2,425		2.84%	13.07%
2022	160		9.70	1,550		2.44%	(14.62)%
2021	15		11.37	176		3.90%	3.04%
Empower Lifetime 2035 Fund, Investor Class
2025	203		13.96	2,832		2.58%	14.35%
2024	142		12.20	1,732		2.31%	9.19%
2023	154		11.18	1,726		3.27%	14.40%
2022	58		9.77	567		1.23%	(15.62)%
2021	96		11.58	1,114		4.09%	3.07%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Empower Lifetime 2040 Fund, Investor Class
2025	137		$14.53	$1,989		2.44%	15.68%
2024	91		12.56	1,147		2.10%	10.19%
2023	74		11.40	847		2.77%	15.73%
2022	43		9.85	424		2.44%	(16.30)%
2021	4		11.77	41		5.47%	3.78%
Empower Lifetime 2045 Fund, Investor Class
2025	152		14.91	2,270		1.87%	16.71%
2024	93		12.77	1,188		2.05%	10.82%
2023	90		11.53	1,040		2.44%	16.73%
2022	17		9.88	166		2.06%	(16.82)%
2021	3		11.87	41		4.27%	3.28%
Empower Lifetime 2050 Fund, Investor Class
2025	86		15.08	1,298		2.44%	17.26%
2024	63		12.86	809		2.96%	11.14%
2023	39		11.57	448		3.15%	17.05%
2022	12		9.88	121		2.72%	(16.95)%
2021	1		11.90	12		5.89%	3.86%
Empower Lifetime 2055 Fund, Investor Class
2025	116		15.09	1,749		1.27%	17.71%
2024	21		12.82	272		1.35%	11.10%
2023	10		11.54	118		2.25%	17.06%
2022	0	*	9.86	0	*	1.15%	(5.64)%
Empower Lifetime 2060 Fund, Investor Class
2025	17		15.06	263		1.51%	17.97%
2024	27		12.77	343		2.86%	10.90%
2023	19		11.51	224		4.49%	16.97%
2022	2		9.84	22		2.61%	(17.10)%
2021	0	*	11.87	6		29.19%	0.45%
Empower Lifetime 2065 Fund, Investor Class
2025	1		11.82	9		7.10%	4.67%
Empower Mid Cap Value Fund, Investor Class
2025	19		16.94	315		4.74%	8.32%
2024	14		15.64	216		11.27%	15.68%
2023	6		13.52	74		0.53%	15.15%
2022	3		11.74	32		1.01%	(11.76)%
2021	0	*	13.30	2		34.76%	8.12%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Empower Moderate Profile Fund, Investor Class
2025	74		$13.52	$997	5.47%	11.96%
2024	5		12.07	62	3.13%	7.95%
2023	5		11.19	52	4.24%	11.93%
2022	2		9.99	22	2.89%	(12.02)%
2021	1		11.36	13	16.54%	(0.14)%
Empower Moderately Aggressive Profile Fund, Investor Class
2025	19		14.29	272	1.69%	13.79%
2024	24		12.55	303	3.43%	9.34%
2023	21		11.48	243	2.76%	13.60%
2022	15		10.11	148	1.49%	(13.09)%
2021	7		11.63	78	7.41%	3.37%
Empower Moderately Conservative Profile Fund, Investor Class
2025	50		12.68	634	2.51%	10.03%
2024	45		11.53	515	2.98%	6.45%
2023	50		10.83	547	3.28%	9.90%
2022	45		9.85	443	3.35%	(10.82)%
2021	0	*	11.05	2	9.04%	1.39%
Empower Multi-Sector Bond Fund, Investor Class
2025	33		11.04	363	2.56%	7.98%
2024	42		10.22	431	3.39%	5.14%
2023	49		9.72	479	3.41%	7.88%
2022	36		9.01	328	2.56%	(11.42)%
2021	1		10.17	14	2.30%	0.23%
Empower Real Estate Index Fund, Investor Class
2025	21		13.41	288	1.65%	3.16%
2024	23		13.00	305	2.60%	7.54%
2023	22		12.09	263	1.93%	13.31%
2022	9		10.67	96	2.63%	(26.40)%
2021	0	*	14.50	4	0.00%	12.43%
Empower S&P Mid Cap 400 Index Fund, Investor Class
2025	370		15.51	5,740	1.39%	6.94%
2024	417		14.50	6,052	0.97%	13.27%
2023	295		12.81	3,775	0.48%	15.76%
2022	210		11.06	2,326	0.42%	(13.55)%
2021	12		12.80	147	2.13%	4.71%
Empower S&P Small Cap 600 Index Fund, Investor Class
2025	76		14.34	1,083	2.03%	5.55%
2024	110		13.58	1,488	0.90%	7.94%
2023	77		12.58	963	0.56%	15.47%
2022	67		10.90	734	0.48%	(16.51)%
2021	17		13.05	216	3.49%	5.52%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Empower Short Duration Bond Fund, Investor Class
2025	154		$11.13	$1,716	3.10%	5.29%
2024	143		10.57	1,508	3.01%	4.24%
2023	72		10.15	726	2.42%	5.67%
2022	119		9.60	1,143	0.97%	(4.25)%
2021	19		10.03	190	1.24%	(0.61)%
Empower Small Cap Growth Fund, Investor Class
2025	37		12.54	461	0.40%	7.81%
2024	34		11.63	390	0.60%	10.49%
2023	21		10.53	217	0.00%	15.76%
2022	9		9.10	82	0.68%	(25.36)%
2021	0	*	12.19	2	10.16%	3.42%
Empower Small Cap Value Fund, Investor Class
2025	37		16.00	598	0.00%	4.08%
2024	36		15.37	560	0.00%	8.21%
2023	28		14.21	396	0.05%	17.81%
2022	13		12.06	155	0.05%	(10.03)%
2021	10		13.40	132	10.60%	(3.12)%
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class
2025	21		12.28	252	0.00%	2.99%
2024	6		11.92	76	0.00%	9.82%
Empower U.S. Government Securities Fund, Investor Class
2025	191		9.67	1,842	3.50%	6.60%
2024	139		9.07	1,264	3.73%	0.76%
2023	79		9.00	714	2.55%	4.44%
2022	48		8.62	410	1.48%	(12.08)%
2021	18		9.80	175	0.45%	(0.36)%
Federated Hermes High Income Bond Fund II, Primary Shares
2025	130		12.09	1,568	6.89%	8.23%
2024	68		11.17	764	2.91%	6.27%
2023	25		10.51	257	3.02%	12.71%
2022	4		9.32	40	7.06%	(11.78)%
2021	8		10.57	86	0.00%	0.31%
Fidelity VIP Emerging Markets Portfolio, Service Class 2
2025	40		13.70	548	1.36%	40.79%
2024	39		9.73	378	1.35%	9.71%
2023	24		8.87	213	2.30%	9.49%
2022	12		8.10	101	2.82%	(20.37)%
2021	1		10.17	12	3.13%	(6.61)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Fidelity VIP Extended Market Index Portfolio, Service Class 2
2025	60		$13.77	$829	1.86%	12.03%
2024	21		12.29	257	1.41%	12.03%
2023	12		10.97	131	4.07%	9.76%
2022	0	*	9.37	-	(172.55)%	(1.45)%
Fidelity VIP Freedom 2025 Portfolio, Service Class 2
2025	1		12.14	14	2.58%	13.95%
Fidelity VIP Freedom 2030 Portfolio, Service Class 2
2025	56		12.28	686	2.24%	15.16%
2024	36		10.66	381	3.64%	(0.73)%
Fidelity VIP Freedom 2035 Portfolio, Service Class 2
2025	25		12.47	306	2.63%	15.83%
Fidelity VIP Freedom 2040 Portfolio, Service Class 2
2025	8		12.77	100	2.02%	18.44%
2024	3		10.78	29	12.00%	(4.14)%
Fidelity VIP Freedom 2045 Portfolio, Service Class 2
2025	4		12.91	55	1.62%	18.62%
Fidelity VIP Freedom 2050 Portfolio, Service Class 2
2025	4		12.91	46	1.48%	18.59%
Fidelity VIP Freedom 2055 Portfolio, Service Class 2
2025	5		12.92	71	1.65%	19.53%
2024	2		10.81	26	6.77%	(3.86)%
Fidelity VIP Freedom 2060 Portfolio, Service Class 2
2025	1		12.92	9	1.46%	18.58%
Fidelity VIP Freedom 2065 Portfolio, Service Class 2
2025	4		12.91	56	1.39%	19.52%
2024	2		10.81	20	5.88%	(2.39)%
Fidelity VIP Government Money Market Portfolio, Service Class 2
2025	1,545		10.71	16,548	3.78%	3.86%
2024	1,359		10.31	13,870	3.37%	2.90%
Fidelity VIP Index 500 Portfolio, Initial Class
2025	2,441		17.41	42,506	1.12%	17.78%
2024	2,597		14.78	38,385	1.44%	24.90%
2023	1,530		11.84	18,114	1.61%	26.19%
2022	1,014		9.38	9,510	2.24%	(18.21)%
2021	71		11.47	811	1.21%	12.99%
Fidelity VIP International Index Portfolio, Service Class 2
2025	273		15.47	4,219	4.32%	32.82%
2024	82		11.65	954	3.88%	4.82%
2023	23		11.11	253	10.86%	15.88%
2022	2		9.59	15	5.14%	9.01%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2
2025	7		$11.08	$83		4.56%	6.93%
2024	4		10.36	44		5.64%	1.50%
2023	2		10.21	20		2.52%	4.11%
Goldman Sachs VIT Government Money Market Fund, Service Class
2025	46		10.73	495		4.30%	3.94%
2024	23		10.32	239		4.23%	2.61%
Invesco V.I. Diversified Dividend Fund, Series I
2025	-		-	-		0.00%	1.60%
2024	0	*	-	-		0.00%	0.00%
Invesco V.I. EQV International Equity Fund, Series I
2025	5		12.35	56		1.44%	16.50%
2024	4		10.61	41		3.63%	0.62%
2023	0	*	10.54	1		0.00%	18.15%
2022	0	*	8.92	0	*	0.00%	6.63%
Invesco V.I. Global Real Estate Fund, Series I
2025	2		11.03	17		1.22%	7.85%
2024	6		10.22	64		2.61%	(1.80)%
2023	6		10.41	65		2.10%	9.05%
2022	4		9.55	38		3.41%	(21.07)%
Invesco V.I. Main Street Small Cap Fund, Series I
2025	55		15.49	849		0.44%	8.70%
2024	56		14.25	804		0.00%	12.68%
2023	61		12.65	776		1.27%	18.13%
2022	47		10.71	502		0.44%	(15.83)%
2021	3		12.72	32		0.23%	3.88%
Janus Henderson VIT Balanced Portfolio, Institutional Shares
2025	180		15.26	2,740		2.11%	15.11%
2024	153		13.26	2,029		2.15%	15.43%
2023	135		11.48	1,546		2.19%	15.41%
2022	113		9.95	1,124		1.30%	(16.40)%
2021	93		11.90	1,110		1.59%	7.01%
Janus Henderson VIT Enterprise Portfolio, Institutional Shares
2025	208		14.82	3,087		0.21%	7.67%
2024	198		13.76	2,724		0.69%	15.61%
2023	114		11.90	1,351		0.17%	18.07%
2022	91		10.08	915		0.00%	(15.94)%
2021	0	*	11.99	3		0.00%	(0.35)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares
2025	617		$9.95	$6,136	5.48%	7.40%
2024	528		9.26	4,891	5.01%	1.96%
2023	263		9.08	2,388	4.56%	5.50%
2022	195		8.61	1,679	2.28%	(13.66)%
2021	11		9.97	107	1.71%	0.39%
Janus Henderson VIT Forty Portfolio, Institutional Shares
2025	67		17.79	1,184	0.07%	18.14%
2024	58		15.06	873	0.10%	28.47%
2023	32		11.72	374	0.22%	39.96%
2022	25		8.37	213	0.40%	(33.55)%
2021	0	*	12.60	5	0.00%	(1.44)%
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares
2025	101		19.46	1,965	0.00%	25.15%
2024	93		15.55	1,442	0.00%	32.10%
2023	78		11.77	912	0.00%	54.55%
2022	69		7.62	522	0.00%	(36.95)%
2021	3		12.08	41	0.00%	5.06%
Lord Abbett Series Fund Total Return Portfolio, Class VC
2025	10		10.09	105	14.34%	7.19%
2024	2		9.42	18	5.17%	2.66%
2023	1		9.17	11	3.49%	0.77%
LVIP American Century Capital Appreciation Fund, Standard Class II
2025	6		13.41	80	0.00%	6.72%
2024	6		12.57	76	0.00%	24.98%
2023	10		10.06	98	0.00%	20.69%
2022	4		8.33	36	0.00%	(1.75)%
LVIP American Century Mid Cap Value Fund, Standard Class II
2025	29		15.42	448	1.93%	8.99%
2024	24		14.14	341	2.50%	8.73%
2023	31		13.01	400	2.61%	6.13%
2022	16		12.26	197	1.62%	(1.19)%
2021	1		12.40	10	0.75%	6.87%
LVIP American Century Ultra Fund, Standard Class II
2025	18		17.92	322	0.00%	12.84%
2024	37		15.88	584	0.00%	28.80%
2023	127		12.33	1,566	0.00%	43.51%
2022	105		8.59	906	0.00%	(32.38)%
2021	45		12.70	577	0.00%	14.03%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
LVIP American Century Value Fund, Standard Class II
2025	28		$17.44	$491		1.74%	16.02%
2024	24		15.03	367		4.11%	9.48%
2023	16		13.73	216		2.71%	9.10%
2022	5		12.58	60		1.86%	0.54%
2021	5		12.52	66		3.06%	(0.06)%
LVIP JPMorgan Small Cap Core Fund, Standard Class
2025	38		14.05	539		0.62%	10.27%
2024	29		12.74	365		0.93%	11.71%
2023	14		11.41	161		1.82%	13.10%
2022	2		10.09	21		0.00%	(6.17)%
LVIP JPMorgan U.S. Equity Fund, Standard Class
2025	-		-	-		0.00%	(2.87)%
2024	2		16.95	38		0.26%	23.99%
2023	9		13.67	125		1.75%	27.16%
2022	5		10.75	53		0.27%	(18.69)%
2021	2		13.22	29		0.00%	11.01%
MFS VIT Growth Series, Initial Class
2025	14		17.28	247		0.00%	12.19%
2024	38		15.40	588		0.00%	31.47%
2023	4		11.71	48		0.00%	35.86%
2022	2		8.62	15		0.00%	(31.63)%
2021	0	*	12.61	0	*	0.00%	(0.73)%
MFS VIT II International Growth Portfolio, Initial Class
2025	100		14.43	1,437		0.91%	21.12%
2024	79		11.92	940		1.02%	9.00%
2023	64		10.93	696		1.26%	14.72%
2022	34		9.53	324		0.11%	(14.95)%
2021	0	*	11.21	2		0.14%	1.04%
MFS VIT III Blended Research Small Cap Equity Portfolio, Initial Class
2025	2		14.39	31		1.12%	5.76%
2024	4		13.61	59		1.00%	4.95%
2023	6		12.97	83		0.93%	18.96%
2022	10		10.90	109		0.81%	(18.37)%
2021	8		13.36	109		0.00%	(3.11)%
MFS VIT III Global Real Estate Portfolio, Initial Class
2025	165		10.93	1,807		1.75%	3.53%
2024	158		10.56	1,668		2.59%	(2.69)%
2023	81		10.85	882		1.03%	11.46%
2022	13		9.73	125		1.95%	(26.94)%
2021	2		13.32	32		0.00%	11.82%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
MFS VIT III Mid Cap Value Portfolio, Initial Class
2025	179		$16.56	$2,963	1.05%	5.98%
2024	187		15.63	2,923	1.43%	13.75%
2023	122		13.74	1,675	1.83%	12.73%
2022	104		12.19	1,273	0.44%	(8.79)%
2021	15		13.36	195	0.00%	8.30%
MFS VIT Mid Cap Growth Series, Initial Class
2025	95		12.36	1,177	0.00%	3.66%
2024	162		11.92	1,926	0.00%	14.72%
2023	151		10.39	1,565	0.00%	21.32%
2022	140		8.56	1,200	0.00%	(28.70)%
2021	31		12.01	370	0.00%	6.76%
MFS VIT New Discovery Series, Initial Class
2025	4		12.70	46	0.00%	12.96%
2024	2		11.25	23	0.00%	6.72%
2023	1		10.54	11	0.00%	11.74%
MFS VIT Research Series, Initial Class
2025	3		17.28	52	0.83%	12.85%
2024	2		15.31	32	0.47%	18.87%
2023	1		12.88	13	0.00%	7.07%
MFS VIT Total Return Bond Series, Initial Class
2025	677		10.14	6,862	4.69%	7.17%
2024	424		9.46	4,012	6.19%	2.55%
2023	155		9.23	1,428	3.19%	7.38%
2022	120		8.59	1,029	0.37%	(13.94)%
2021	8		9.98	83	0.00%	0.07%
MFS VIT Value Series, Initial Class
2025	118		16.28	1,918	1.67%	13.01%
2024	119		14.40	1,708	1.98%	11.61%
2023	70		12.90	908	1.63%	7.93%
2022	62		11.96	737	0.68%	(5.91)%
2021	10		12.71	130	0.00%	4.52%
Neuberger Berman AMT Quality Equity Portfolio, Class I
2025	1		18.69	14	0.00%	16.96%
PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class
2025	39		17.55	690	3.28%	18.79%
2024	9		14.77	135	2.34%	4.16%
2023	8		14.18	112	13.44%	(7.85)%
2022	6		15.39	86	3.08%	8.61%
2021	0	*	14.17	1	2.27%	(3.81)%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class
2025	49		$10.21	$499		4.48%	12.75%
2024	92		9.06	833		3.56%	(0.50)%
2023	75		9.10	678		2.26%	5.26%
2022	42		8.65	363		2.51%	(11.00)%
2021	2		9.72	15		0.61%	(2.00)%
PIMCO VIT High Yield Portfolio, Administrative Class
2025	17		12.24	205		6.26%	8.95%
2024	5		11.23	60		5.85%	6.89%
2023	0	*	10.51	4		5.64%	12.22%
2022	0	*	9.36	0	*	1726.79%	(10.28)%
2021	0	*	10.44	0	*	203.86%	1.04%
PIMCO VIT Income Portfolio, Institutional Class
2025	53		12.55	659		5.32%	10.36%
2024	21		11.37	239		6.03%	5.57%
2023	3		10.77	27		2.98%	4.79%
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged), Administrative Class
2025	8		11.42	86		3.35%	3.95%
2024	0	*	10.99	2		3.62%	5.46%
2023	0	*	10.42	1		1.05%	6.44%
PIMCO VIT Low Duration Portfolio, Administrative Class
2025	74		10.82	800		3.95%	5.52%
2024	14		10.26	146		3.98%	4.50%
2023	14		9.82	142		3.62%	4.97%
2022	10		9.35	92		1.38%	(5.74)%
2021	0	*	9.92	0	*	20.68%	(0.89)%
PIMCO VIT Real Return Portfolio, Administrative Class
2025	345		10.74	3,709		3.36%	7.85%
2024	249		9.96	2,480		2.24%	2.13%
2023	108		9.75	1,049		2.93%	3.67%
2022	74		9.41	692		2.16%	(11.90)%
2021	8		10.68	88		1.89%	1.14%
PIMCO VIT Total Return Portfolio, Administrative Class
2025	46		10.06	462		4.11%	8.89%
2024	53		9.23	491		4.04%	2.53%
2023	51		9.01	456		3.57%	5.93%
2022	25		8.50	215		1.29%	(14.30)%
2021	0	*	9.92	0	*	165.93%	(1.23)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Putnam VT Focused International Equity Fund, Class IA
2024	-		$-	$-	0.00%	(0.14)%
2023	-		-	-	0.00%	5.91%
2022	0	*	9.49	-	2.25%	(17.99)%
2021	0	*	11.57	3	0.00%	(0.09)%
Putnam VT Global Asset Allocation Fund, Class IA
2025	35		15.40	543	2.33%	14.69%
2024	31		13.43	411	2.15%	16.63%
2023	26		11.51	303	1.56%	17.78%
2022	15		9.77	143	0.64%	(15.82)%
2021	2		11.61	25	0.00%	4.05%
Putnam VT High Yield Fund, Class IA
2025	18		12.41	227	6.17%	8.86%
2024	15		11.40	166	5.18%	8.19%
2023	9		10.54	94	4.50%	12.29%
2022	5		9.38	45	0.00%	(11.37)%
2021	0	*	10.59	-	0.00%	1.12%
Putnam VT Income Fund, Class IB
2025	64		9.48	607	6.85%	4.26%
Putnam VT International Value Fund, Class IA
2025	44		18.55	817	1.13%	35.07%
2024	21		13.73	294	2.76%	5.44%
2023	16		13.02	205	1.19%	19.08%
2022	7		10.94	73	2.83%	(6.70)%
2021	1		11.72	10	0.00%	1.32%
Putnam VT Large Cap Growth Fund, Class IA
2025	125		19.47	2,438	0.00%	14.58%
2024	114		16.99	1,943	0.08%	33.71%
2023	42		12.71	536	0.00%	44.89%
2022	8		8.77	67	0.00%	(30.36)%
2021	0	*	12.60	4	0.00%	9.77%
Putnam VT Large Cap Value Fund, Class IA
2025	368		20.90	7,697	1.54%	20.66%
2024	332		17.32	5,745	1.09%	19.46%
2023	215		14.50	3,114	1.97%	15.92%
2022	160		12.51	1,995	0.55%	(2.87)%
2021	18		12.88	228	0.00%	7.89%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Putnam VT Research Fund, Class IA
2025	96		$20.33	$1,949		0.86%	18.16%
2024	122		17.20	2,099		0.62%	26.61%
2023	148		13.59	2,012		1.01%	29.21%
2022	150		10.52	1,576		0.05%	(17.10)%
2021	5		12.68	66		0.00%	8.92%
Putnam VT Small Cap Value Fund, Class IA
2025	25		17.78	440		0.87%	5.46%
2024	23		16.86	390		0.89%	6.48%
2023	23		15.83	359		0.45%	24.13%
2022	19		12.75	238		0.15%	(12.80)%
2021	4		14.63	57		0.00%	1.51%
Putnam VT Sustainable Future Fund, Class IA
2025	4		11.16	40		0.39%	2.87%
2024	2		10.85	21		0.00%	7.95%
T. Rowe Price Blue Chip Growth Portfolio, Class II
2025	226		17.30	3,909		0.00%	18.43%
2024	137		14.61	1,997		0.00%	35.17%
2023	162		10.81	1,753		0.00%	48.96%
2022	109		7.25	793		0.00%	(38.66)%
2021	14		11.83	170		0.00%	3.89%
Vanguard VIF Global Bond Index Portfolio
2025	35		10.05	352		3.32%	5.69%
2024	11		9.51	100		2.20%	2.03%
2023	5		9.32	42		1.02%	6.52%
2022	1		8.75	10		0.31%	(13.13)%
2021	0	*	10.07	0	*	0.00%	(0.56)%
Vanguard VIF Real Estate Index Portfolio
2025	7		11.82	87		2.63%	3.11%
2024	5		11.47	53		1.59%	4.74%
2023	1		10.95	12		0.00%	23.40%
Vanguard VIF Total Bond Market Index Portfolio
2025	636		10.01	6,364		3.60%	6.94%
2024	440		9.36	4,116		2.15%	1.24%
2023	253		9.25	2,343		2.29%	5.58%
2022	206		8.76	1,802		0.00%	(13.21)%
2021	1		10.09	9		0.00%	(0.81)%
Victory RS Small Cap Growth Equity VIP Series, Class I
2025	-		-	-		0.71%	(3.92)%
2024	0	*	7.98	2		0.00%	11.82%
2023	0	*	7.14	2		0.00%	20.40%
2022	0	*	5.93	2		0.00%	(28.16)%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These amounts represent the total return for the periods indicated and include changes in the value of the underlying mutual fund. These amounts are not annualized and represent each Subaccount’s total return for the periods during which the Subaccount held investment balances. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2025, and through April 16, 2026, the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.